Putnam
Premier
Income
Trust


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-04

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From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

As we consider how the financial markets may perform in 2004, we think it is important to take note of the increasingly positive trends that have become apparent in the U.S. economy and financial markets. The stimulus provided by fiscal and monetary policies has drawn the economy out of the slump of early 2003 and rising profits prompted a broad rally for stocks. In the bond market, a favorable trend of declining interest rates over the past six months has given way to the possibility of Federal Reserve tightening some time this year. We see indications that these trends will take shape in the remainder of the year and know that Putnam management teams will seek to position the funds to benefit from them.

Putnam Premier Income Trust's strong six-month performance reflects favorable economic and market conditions for the global fixed-income markets that helped bring interest rates down over the course of the period. Despite surging stock market returns in both the United States and Europe, the period was also a positive one for bonds, as low inflation and improved economic conditions helped bolster prices -- especially for bonds with lower credit quality. In the following pages, your fund's management team discusses fund performance, market trends, investment strategies, and sector performance that contributed to returns. The management team also discusses its expectations for the months ahead.

We deeply appreciate your continued confidence in Putnam and we are committed to helping you pursue your long-term investment goals. We firmly believe that your patience will be rewarded.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

March 17, 2004


Report from Fund Management

Fund highlights

 * During the semiannual period ended January 31, 2004, Putnam Premier Income Trust had a total return at net asset value (NAV) of 10.89%. The fund's return at market price was 10.25%.

 * Due to its emphasis on high-yield bonds and investments in emerging-market securities, as well as a beneficial currency strategy, the fund significantly outperformed the 3.88% return of its primary benchmark, the Lehman Government Bond Index.

 * Also as a result of its investments in high-yield bonds, and, to a lesser extent, emerging-market securities, the fund slightly outperformed (at NAV) the 10.80% average return of funds in the Lipper Flexible Income Funds (Closed-End) category.

 * The fund's return at market price was consistent, although slightly lower, than its return at NAV, reflecting investors' positive perceptions of the fund's investment strategy and the global bond markets generally.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

During the first half of its fiscal year, Putnam Premier Income Trust benefited from an unusually positive confluence of factors that drove solid returns in the global bond markets and strong returns in the equity markets. The U.S. economy steamed forward, with robust growth of 8.2% in the third 2003 calendar quarter, and solid, albeit somewhat slower, growth in the fourth calendar quarter. However, with high productivity, an accommodative Federal Reserve Board monetary policy, and no apparent threat of inflation in either the United States or Europe, bond yields -- fluctuating within a broad range -- generally declined over the six-month period. This helped bolster returns (since bond prices move in the opposite direction of yields). In this environment, bonds with lower credit quality generally outperformed higher-quality bonds. As a result, your fund slightly outperformed its benchmark index and Lipper category average, primarily due to its focus on high-yield bonds and, to a lesser extent, emerging-market bonds.

FUND PROFILE

Putnam Premier Income Trust is designed for investors seeking a high level of current income. The fund maintains flexibility across three sectors -- U.S. government and agencies, high-yield corporate, and international -- to seek maximum current income without undue risk to capital. The fund may be appropriate for investors seeking a higher level of income who can accept a moderately higher level of risk.


Market overview

Overall, global bond markets performed well for the six-month period, despite a dramatic upturn in interest rates during June and July 2003. This rise in yields was caused by a change in perceptions about the state of the U.S. economic recovery and the level of risk investors were willing to accept. As investors grew more optimistic about the economy, they became more comfortable with higher levels of risk and therefore less enamored with high-quality bonds such as U.S. Treasuries.

From August 2003 through January 2004, the global bond markets continued to be volatile, with yields rising and falling within a fairly broad range with each bit of news that either challenged or supported the notion of a sustained economic recovery. However, low inflation and an accommodative Fed monetary policy helped bond yields in the United States to trend generally downward. In Europe, low inflation reduced the likelihood of a rate increase by the European Central Bank, and European government agency bonds turned in a solid performance. In emerging markets, the strengthening global economy helped boost commodities exports, helping performance in both the stock and bond markets of these countries. The U.S. dollar continued to weaken, as the country's trade deficit ballooned, causing concerns about the ability of foreign investors to continue supporting the trade gap (foreign direct investment in the United States essentially finances the trade deficit).

U.S. high-yield corporate bonds remained strong, continuing this sector's most impressive year of returns since the early 1990s. Default rates continued to decline, and credit quality improved as companies retired or refinanced debt. Responding to the strong performance, investor demand for high-yield bonds was heavy, and there was ample new issuance.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 1/31/04
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency
securities)                                                             3.88%
-------------------------------------------------------------------------------
Citigroup Non-U.S. World Government Bond Index
(international government bonds)                                       12.70%
-------------------------------------------------------------------------------
JP Morgan Chase Global High Yield Index (global high-yield
corporate bonds)                                                       11.92%
-------------------------------------------------------------------------------
JP Morgan Chase (EMBI) Global Diversified
(global emerging-market securities)                                    10.57%
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     15.23%
-------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 25.35%
-------------------------------------------------------------------------------
Russell 2000 Index (stocks of small and midsize companies)             22.67%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 1/31/04.
-------------------------------------------------------------------------------

Strategy overview

One of our main strategies during the past six months was to emphasize investments in four dollar-bloc countries (countries whose currencies are tied to the U.S. dollar) -- Canada, the United Kingdom, Australia, and New Zealand. As the global economy began to show signs of growth during the summer of 2003 and these four economies began to strengthen, the central banks of these countries either hinted at raising interest rates or, in the case of Canada and the United Kingdom, actually raised them (twice in Canada and once in the U.K.). We felt the concerns about rapid growth were overblown, and increased the fund's weightings in government agency bonds in all four countries. Over the course of the semiannual period, interest rates in these countries either leveled off or declined, providing a boost to the performance of the fund's holdings. In New Zealand, there has been talk of a rate cut, and Canada's central bank cut interest rates three times in a row. Although the U.K. raised rates early in the period, the yield curve appears to have factored in many more rate hikes than we think are likely. Toward the end of the period, we reduced the weightings in Canada, Australia, and New Zealand after the fund's holdings from these countries had shown strong performance.

We continued to overweight U.S. high-yield corporate bonds during the period, which made a positive contribution to the fund's returns. This sector remains the fund's largest single weighting, and high-yield bonds performed well due to the strong economy, improving credit quality, declining default rates, and a favorable supply/demand environment. Within the U.S. investment-grade sector, we maintained the fund's weighting in mortgage-backed securities, which had solid, albeit unspectacular performance, after being hurt by heavy home mortgage refinancing activity during the spring and summer of 2003.


[GRAPHIC OMITTED: horizontal bar chart SECTOR WEIGHTINGS COMPARED]

SECTOR WEIGHTINGS COMPARED

                         as of 7/31/03        as of 1/31/04

High yield                  50.1%                47.3%

U.S. investment
grade                       27.1%                33.2%

International*              22.8%                19.5%

Footnote reads:
This chart shows how the fund's sector weightings have changed over the last six months. Weightings are shown as a percentage of market value. Holdings will vary over time.

* Includes emerging markets.


How fund holdings affected performance

The primary trend characterizing the past six months was that securities -- of all types, both debt and equity -- with greater credit risk significantly outperformed those with higher quality and lower risk, reflecting a new attitude among investors that had not been seen for most of the three and a half years preceding this semiannual period. In the bond markets, securities with lower credit quality outperformed Treasuries in each of the six months from August 2003 through January 2004. As a result, the fund's holdings of U.S. high-yield corporate bonds, its largest weighting, made a significant contribution to performance. Within this sector, we sought, on a selective basis, opportunities in lower-quality bonds that offered both higher yields and the potential for an improvement in credit quality. Our primary rationale was that, in an environment of economic recovery and declining corporate default rates, we believed these securities offered the greatest total return potential within the high-yield universe. As the economy and stock market improved during the period, many high-yield bonds -- especially those with lower ratings and higher yields -- had impressive price gains in addition to their attractive yields. To take advantage of this trend, we generally underweighted BB-rated bonds and overweighted those with CCC ratings. We also sought bonds issued by companies with adequate liquidity and a strong ability to meet their obligations. Bonds with CCC ratings were among the best-performing bonds in the high-yield market during the period.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

   U.S. Investment-Grade Sector

 1 Federal National Mortgage Association
   Pass-through certificates 5.0%, TBA,
   February 1, 2019

 2 U.S. Treasury Bonds
   7.5%, November 15, 2016

 3 U.S. Treasury Bonds
   6.25%, May 15, 2030

   High-Yield Sector

 1 HMH Properties, Inc.
   company guaranty Ser. B, 7.875%, 2008

 2 Pioneer Natural Resources Co.
   company guaranty 9.625%, 2010

 3 Qwest Corp.
   144A notes 8.875%, 2012

   International Sector

 1 United Kingdom
   Treasury bonds 7.5%, 2006

 2 Germany (Federal Republic of)
   bonds Ser. 97, 6.0%, 2007

 3 Austria (Republic of)
   notes Ser. E MTN, 3.8%, 2013

Footnote reads:
These holdings represent 14.7% of the fund's net assets as of 1/31/04. The fund's holdings will change over time.


Although the fund's emerging markets weighting was neutral, relative to many competitors, this sector contributed strongly to returns. As mentioned, these securities have surged as a result of strong growth in many emerging-market countries, including Brazil, Mexico, India, China, and South Korea. This growth has been due in large part to gains in manufacturing and exports to other rapidly growing countries. As a result of what we believed were excessive valuations near the end of the period, we sharply reduced the fund's exposure to emerging-market securities by the period's end.

European government agency bonds continued to produce solid returns, helped by the rising euro in relation to the continuing decline in the U.S. dollar. Stable or declining interest rates and economic growth in most Continental countries contributed to this sector's performance.

Mortgage-backed securities performed well, although their performance lagged many sectors of lower credit quality because of investors' preference for the latter. Nevertheless, after a difficult summer of volatility caused by high prepayment levels, these securities earned their coupon rates and had relatively stable principal values. We deployed the fund's assets in this sector as an anchor against some of the more volatile sectors with higher credit risk.

Finally, the fund's currency strategy continued to favor a weakening dollar and a rising euro, and made a solid contribution to returns.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Core Fixed-Income Team. The members of the team are D. William Kohli (Portfolio Leader), David Waldman
(Portfolio Member), Carl Bell, Rob Bloemker, Andrea Burke, Kevin Cronin, Steve Horner, Michael Salm, and John Van Tassel.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

The global economy is currently in a state of transition, making it difficult to assess what could happen in the coming months. There has been tremendous stimulus in the United States in the form of tax cuts, a weaker dollar, increased government spending -- some related to the Iraq war -- and interest rates that have been at historical lows for some time. Meanwhile, there have been few clear signs from central banks that significant tightening will occur in 2004. The increased willingness among investors to accept risk has helped boost the capital markets, which has also provided economic stimulus. Overseas, interest rates are somewhat higher, but are stable and, in some cases, have been reduced. Surging growth in Asia and the U.S. economic recovery have provided the fabled "rising tide that lifts all boats," helping many smaller countries around the world to grow their economies.

Countering these forces are several trends that may hold back growth from a pace that we would normally see in a cyclical recovery from recession. These trends include the ongoing efforts among corporations to reduce debt, which diverts resources from capital spending, as well as continued high productivity, which enables companies to produce more with the same resources. Finally, low wages in developing regions, such as Asia, are holding down global wages overall. As a result, many developed economies, especially the United States, have experienced a "jobless recovery."

While we suspect the Federal Reserve Board may raise rates sometime this year, it is by no means a certainty. Should the Fed begin to tighten, it will likely do so in a careful, deliberate, and open manner, with significant warning to investors beforehand. As a result, we have positioned the fund to be slightly less sensitive to interest-rate changes, which we believe is a prudent strategy at this time.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended January 31, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares.


-----------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 1/31/04
-----------------------------------------------------------
                                  NAV       Market price
-----------------------------------------------------------
6 months                        10.89%         10.25%
-----------------------------------------------------------
1 year                          20.50          10.45
-----------------------------------------------------------
5 years                         40.87          26.48
Annual average                   7.09           4.81
-----------------------------------------------------------
10 years                        92.02         100.31
Annual average                   6.74           7.19
-----------------------------------------------------------
Annual average
Life of fund (since
2/29/88)                         8.55           7.56
-----------------------------------------------------------

Performance does not reflect taxes on reinvested distributions.

----------------------------------------------------------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/04
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Lipper
                                                Citigroup Non-        JP Morgan           Flexible
                                Lehman            U.S. World         Chase Global       Income Funds
                              Government          Government          High Yield        (Closed-End)
                              Bond Index          Bond Index            Index*         category average+
----------------------------------------------------------------------------------------------------------------------------------
6 months                         3.88%              12.70%              11.92%              10.80%
----------------------------------------------------------------------------------------------------------------------------------
1 year                           3.46               16.49               26.55               21.13
----------------------------------------------------------------------------------------------------------------------------------
5 years                         35.82               31.12               34.58               35.53
Annual average                   6.31                5.57                6.12                5.95
----------------------------------------------------------------------------------------------------------------------------------
10 years                        90.65               91.12              101.33               84.55
Annual average                   6.67                6.69                7.25                6.24
----------------------------------------------------------------------------------------------------------------------------------
Annual average
Life of fund
(since 2/29/88)                  7.93                7.50                  --                8.35
----------------------------------------------------------------------------------------------------------------------------------

   Index and Lipper results should be compared to fund performance at net asset value.

 * The inception date of the JP Morgan Chase Global High Yield Index was
   12/31/93.

 + Over the 6-month and 1-, 5-, and 10-year periods ended 1/31/04, there were 12, 12, 12, and 10 funds, respectively, in this Lipper category.


-----------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/04
-----------------------------------------------------------------------
Putnam Premier Income Trust
-----------------------------------------------------------------------
Distributions (number)                       6
-----------------------------------------------------------------------
Income                                       $0.234
-----------------------------------------------------------------------
Capital gains                                --
-----------------------------------------------------------------------
Total                                        $0.234
-----------------------------------------------------------------------
Share value:                                 NAV         Market price
-----------------------------------------------------------------------
7/31/03                                      $6.75       $6.31
-----------------------------------------------------------------------
1/31/04                                       7.22        6.71
-----------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------
Current dividend rate 1                      6.48%       6.97%
-----------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


-----------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 12/31/03 (MOST RECENT CALENDER QUARTER)
-----------------------------------------------------------------------
                                              NAV          Market price
-----------------------------------------------------------------------
6 months                                     7.18%            3.10%
-----------------------------------------------------------------------
1 year                                      20.62            16.06
-----------------------------------------------------------------------
5 years                                     39.43            25.41
Annual average                               6.87             4.63
-----------------------------------------------------------------------
10 years                                    91.83            94.01
Annual average                               6.73             6.85
-----------------------------------------------------------------------
Annual average
Life of fund (since
2/29/88)                                     8.48             7.44
-----------------------------------------------------------------------

Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on stock exchanges such as the American Stock Exchange and the New York Stock Exchange.


Comparative indexes

Citigroup (formerly Salomon Smith Barney) Non-U.S. World Government Bond Index is an unmanaged index of government bonds issued by 10 countries.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

JP Morgan Chase Emerging Markets Bond Index (EMBI) Global Diversified is an unmanaged index used to mirror the investable universe of emerging markets debt securities.

JP Morgan Chase Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high-yield corporate debt market of both developed and emerging markets.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


The fund's portfolio
January 31, 2004 (Unaudited)

Corporate bonds and notes (49.4%) (a)
Principal amount                                                          Value

Advertising and Marketing Services (0.1%)
-------------------------------------------------------------------------------
      $326,477 Adams Outdoor Advertising bank term
               loan FRN 4.37s, 2008  (acquired
               4/20/03, cost $325,662) (RES)                           $327,702
       300,000 Lamar Media Corp. bank term loan FRN
               Ser. B, 3.4375s, 2010  (acquired
               2/27/03, cost $300,000) (RES)                            302,438
       780,000 Lamar Media Corp. company guaranty
               7 1/4s, 2013                                             846,300
                                                                 --------------
                                                                      1,476,440

Automotive (1.2%)
-------------------------------------------------------------------------------
       395,000 ArvinMeritor, Inc. notes 8 3/4s,
               2012                                                     444,375
     1,425,000 Collins & Aikman Products company
               guaranty 10 3/4s, 2011                                 1,410,750
       220,000 Dana Corp. notes 10 1/8s, 2010                           250,800
       880,000 Dana Corp. notes 9s, 2011                              1,029,600
EUR     60,000 Dana Corp. notes 9s, 2011                                 89,431
      $135,000 Dana Corp. notes 7s, 2029                                130,275
       405,000 Dana Corp. notes 6 1/2s, 2009                            423,225
       295,000 Delco Remy International, Inc.
               company guaranty 11s, 2009                               312,700
       695,000 Delco Remy International, Inc.
               company guaranty 10 5/8s, 2006                           707,163
       850,000 Dura Operating Corp. company
               guaranty Ser. D, 9s, 2009                                864,875
       265,000 Dura Operating Corp. 144A sr. notes
               8 5/8s, 2012                                             282,225
       246,881 Hayes Lemmerz International, Inc.
               bank term loan FRN 4.9522s,
               2009 (acquired 6/3/03, cost
               $244,412) (RES)                                          250,122
     1,090,000 Lear Corp. company guaranty Ser. B,
               8.11s, 2009                                            1,269,850
       160,000 Lear Corp. company guaranty Ser. B,
               7.96s, 2005                                              170,600
EUR    285,000 Lear Corp. sr. notes 8 1/8s, 2008                        401,788
      $560,000 Meritor Automotive, Inc. notes 6.8s,
               2009                                                     586,600
       875,000 Metaldyne Corp. 144A sr. notes 10s,
               2013                                                     888,125
       138,870 SPX Corp. bank term loan FRN Ser. B,
               3.4375s, 2009  (acquired various
               dates from 7/23/02 to 8/26/03, cost
               $138,870) (RES)                                          139,694
EUR    450,000 Teksid Aluminum 144A company
               guaranty 11 3/8s, 2011 (Luxembourg)                      564,534
      $683,000 Tenneco Automotive, Inc. company
               guaranty Ser. B, 11 5/8s, 2009                           734,225
     1,040,000 Tenneco Automotive, Inc. sec. notes
               Ser. B, 10 1/4s, 2013                                  1,206,400
       155,000 TRW Automotive bank term loan FRN
               3.6875s, 2011  (acquired 1/7/04,
               cost $155,000) (RES)                                     157,325
                                                                 --------------
                                                                     12,314,682

Basic Materials (4.8%)
-------------------------------------------------------------------------------
       750,000 Acetex Corp. sr. notes 10 7/8s, 2009
               (Canada)                                                 832,500
     1,085,000 AK Steel Corp. company guaranty
               7 7/8s, 2009                                             971,075
       575,000 AK Steel Corp. company guaranty
               7 3/4s, 2012                                             503,125
       230,628 Appleton Papers, Inc. bank term loan
               FRN 3.64s, 2006  (acquired 6/4/02,
               cost $231,493) (RES)                                     231,781
       915,000 Appleton Papers, Inc. company
               guaranty Ser. B, 12 1/2s, 2008s                        1,038,525
       560,000 Avecia Group PLC company guaranty
               11s, 2009 (United Kingdom)                               526,400
       810,000 Better Minerals & Aggregates Co.
               company guaranty 13s, 2009                               599,400
       740,000 Compass Minerals Group, Inc. company
               guaranty 10s, 2011                                       851,000
     1,070,000 Compass Minerals International, Inc.
               sr. notes stepped-coupon  zero %
               (12 3/4s, 12/15/07), 2012 (STP)                          845,300
     1,516,300 Doe Run Resources Corp. company
               guaranty Ser. A1, 11 3/4s,
               2008 (acquired various dates from
               7/27/01 to 5/27/03, cost $938,450)
               (RES) (PIK)                                              803,639
     1,065,000 Dow Chemical Co. (The) notes 5 3/4s,
               2009                                                   1,150,475
       255,000 Equistar Chemicals LP notes 8 3/4s,
               2009                                                     262,013
     2,345,000 Equistar Chemicals LP/Equistar
               Funding Corp. company guaranty
               10 1/8s, 2008                                          2,556,050
       550,000 Equistar Chemicals LP/Equistar
               Funding Corp. 144A sr. notes
               10 5/8s, 2011                                            596,750
       510,000 Four M Corp. sr. notes Ser. B, 12s,
               2006                                                     515,100
       600,000 Georgia-Pacific Corp. bonds 7 3/4s,
               2029                                                     591,000
     1,230,000 Georgia-Pacific Corp. debs. 7.7s,
               2015                                                   1,288,425
         4,000 Georgia-Pacific Corp. sr. notes
               7 3/8s, 2008                                               4,255
       950,000 Gerdau Ameristeel Corp. sr. notes
               10 3/8s, 2011 (Canada)                                 1,054,500
       223,875 Graphics Packaging bank term loan
               FRN 3.9209s, 2010  (acquired 8/6/03,
               cost $223,875) (RES)                                     226,841
       297,000 Hercules, Inc. bank term loan FRN
               Ser. B, 3.6245s, 2007  (acquired
               12/17/02, cost $296,258) (RES)                           298,238
     1,925,000 Hercules, Inc. company guaranty
               11 1/8s, 2007                                          2,329,250
       775,000 Huntsman Advanced Materials, LLC
               144A sec. notes 11s, 2010                                879,625
       411,513 Huntsman Corp. bank term loan FRN
               Ser. A, 5.9581s, 2007  (acquired
               various dates from 7/17/02 to
               9/24/03, cost $462,944) (RES)                            498,985
       277,028 Huntsman Corp. bank term loan FRN
               Ser. B, 9 1/2s, 2007
               (acquired various dates from 3/22/02
               to 9/24/03, cost $314,199) (RES)                         341,927
     1,150,000 Huntsman ICI Chemicals, Inc. company
               guaranty 10 1/8s, 2009                                 1,178,750
     1,920,000 Huntsman ICI Holdings sr. disc.
               notes zero %, 2009                                       902,400
EUR    590,000 Huntsman International, LLC sr. sub.
               notes Ser. EXCH, 10 1/8s, 2009                           714,518
      $555,000 Huntsman LLC 144A sec. notes
               11 5/8s, 2010                                            579,975
     1,910,000 ISP Chemco, Inc. company guaranty
               Ser. B, 10 1/4s, 2011                                  2,120,100
       130,000 ISP Holdings, Inc. sec. sr. notes
               Ser. B, 10 5/8s, 2009                                    144,300
        80,000 Kaiser Aluminum & Chemical Corp. sr.
               notes Ser. B, 10 7/8s, 2006 (In
               default) (NON)                                            72,000
     1,255,000 Kaiser Aluminum & Chemical Corp. sr.
               sub. notes 12 3/4s, 2003 (In
               default) (NON) (DEF)                                     232,175
       555,000 Louisiana-Pacific Corp. sr. notes
               8 7/8s, 2010                                             663,225
         2,000 Louisiana-Pacific Corp. sr. sub.
               notes 10 7/8s, 2008                                        2,370
       100,000 Lyondell Chemical Co. bonds 11 1/8s,
               2012                                                     109,000
       980,000 Lyondell Chemical Co. company
               guaranty 9 1/2s, 2008                                  1,009,400
       185,000 Lyondell Chemical Co. company
               guaranty 9 1/2s, 2008                                    190,550
     1,340,000 Lyondell Chemical Co. notes Ser. A,
               9 5/8s, 2007                                           1,390,250
EUR  1,110,000 MDP Acquisitions PLC sr. notes
               10 1/8s, 2012 (Ireland)                                1,575,200
      $125,000 MDP Acquisitions PLC sr. notes
               9 5/8s, 2012 (Ireland)                                   141,875
       477,496 MDP Acquisitions PLC sub. notes
               15 1/2s, 2013 (Ireland) (PIK)                            549,120
     1,085,000 Millennium America, Inc. company
               guaranty 9 1/4s, 2008                                  1,182,650
       340,000 Millennium America, Inc. company
               guaranty 7 5/8s, 2026                                    326,400
       260,000 Millennium America, Inc. 144A sr.
               notes 9 1/4s, 2008                                       283,400
       206,250 Nalco Co. bank term loan FRN 3.62s,
               2010  (acquired 11/6/03, cost
               $206,250) (RES)                                          208,441
       375,000 Nalco Co. 144A sr. notes 7 3/4s,
               2011                                                     395,625
EUR    100,000 Nalco Co. 144A sr. notes 7 3/4s,
               2011                                                     127,005
EUR    100,000 Nalco Co. 144A sr. sub. notes 9s,
               2013                                                     127,315
    $1,545,000 Nalco Co. 144A sr. sub. notes
               8 7/8s, 2013                                           1,641,563
       740,175 Noveon International bonds 13s, 2011                     791,987
       200,000 Noveon International company
               guaranty Ser. B, 11s, 2011                               228,000
       505,000 OM Group, Inc. company guaranty
               9 1/4s, 2011                                             525,200
       470,000 Pacifica Papers, Inc. sr. notes 10s,
               2009 (Canada)                                            495,850
       609,379 PCI Chemicals Canada sec. sr. notes
               10s, 2008 (Canada)                                       597,191
       192,965 Pioneer Cos., Inc. sec. FRN 4.663s,
               2006                                                     189,106
     1,095,000 Potlatch Corp. company guaranty 10s,
               2011                                                   1,242,825
       505,000 Resolution Performance Products, LLC
               sr. notes 9 1/2s, 2010                                   517,625
       250,000 Resolution Performance Products, LLC
               144A sec. notes 8s, 2009                                 257,500
EUR    290,000 Rhodia SA unsub. Ser. EMTN, 6 1/4s,
               2005 (France)                                            341,298
      $400,000 Salt Holdings Corp. 144A sr. disc.
               notes stepped-coupon zero %  (12s,
               6/1/06), 2013 (STP)                                      300,000
EUR    620,000 SGL Carbon SA 144A sr. notes 8 1/2s,
               2012 (Luxembourg)                                        779,728
      $310,000 Smurfit-Stone Container Corp.
               company guaranty 8 1/4s, 2012                            336,350
     1,235,000 Steel Dynamics, Inc. company
               guaranty 9 1/2s, 2009                                  1,377,025
       207,976 Sterling Chemicals, Inc. sec. notes
               10s, 2007 (PIK)                                          201,737
     1,090,000 Stone Container Corp. sr. notes
               9 3/4s, 2011                                           1,201,725
       345,000 Stone Container Corp. sr. notes
               8 3/8s, 2012                                             374,325
        70,000 Texas Petrochemical Corp. sr. sub.
               notes 11 1/8s, 2006 (In default)
               (NON)                                                     28,700
       280,000 Texas Petrochemical Corp. sr. sub.
               notes Ser. B, 11 1/8s,  2006 (In
               default) (NON)                                           114,800
     1,160,000 Ucar Finance, Inc. company guaranty
               10 1/4s, 2012                                          1,334,000
       550,000 United Agri Products 144A sr. notes
               8 1/4s, 2011                                             577,500
       840,000 United States Steel Corp. sr. notes
               9 3/4s, 2010                                             953,400
       710,000 WCI Steel, Inc. sr. notes Ser. B,
               10s, 2004 (In default) (NON)                             284,000
        55,000 Weirton Steel Corp. sr. notes 10s,
               2008 (In default) (NON)                                   20,900
        73,913 Wheeling-Pittsburgh Steel Corp. sr.
               notes 6s, 2010                                            48,783
       147,827 Wheeling-Pittsburgh Steel Corp. sr.
               notes 5s, 2011                                            99,044
       570,000 WHX Corp. sr. notes 10 1/2s, 2005                        518,700
                                                                 --------------
                                                                     49,401,085

Building Materials (0.4%)
-------------------------------------------------------------------------------
       450,000 Building Materials Corp. company
               guaranty 8s, 2008                                        445,500
       830,000 Dayton Superior Corp. 144A sec.
               notes 10 3/4s, 2008                                      875,650
       315,000 Interface, Inc. 144A sr. sub. notes
               9 1/2s, 2014                                             311,850
       173,750 NCI Building Systems, Inc. bank term
               loan FRN Ser. B, 4.4085s,
               2008 (acquired 9/4/02, cost
               $173,750) (RES)                                          174,908
       760,000 Nortek Holdings, Inc. 144A sr. notes
               stepped-coupon zero %  (10s,
               11/15/07), 2011 (STP)                                    585,200
       555,000 Nortek, Inc. sr. sub. notes Ser. B,
               9 7/8s, 2011                                             613,275
       460,000 Nortek, Inc. 144A sr. notes Ser. B,
               9 1/8s, 2007                                             474,950
       415,000 Owens Corning bonds 7 1/2s, 2018 (In
               default) (NON)                                           198,163
     1,185,000 Owens Corning notes 7 1/2s, 2005 (In
               default) (NON)                                           565,838
                                                                 --------------
                                                                      4,245,334

Capital Goods (4.8%)
-------------------------------------------------------------------------------
       350,000 Advanced Glassfiber Yarns bank term
               loan FRN Ser. A, 6 1/2s,
               2004 (acquired 9/12/02, cost
               $245,237) (RES)                                          245,000
       310,000 Advanced Glassfiber Yarns sr. sub.
               notes 9 7/8s, 2009 (In default)
               (NON)                                                     14,725
     1,148,000 AEP Industries, Inc. sr. sub. notes
               9 7/8s, 2007                                           1,185,310
     1,340,093 Air2 US 144A sinking fund Ser. D,
               12.266s, 2020 (In default) (NON)                          40,203
       312,038 Alliant Techsystems, Inc. bank term
               loan FRN Ser. C, 3.4729s,
               2009 (acquired 5/7/02, cost
               $312,038) (RES)                                          315,047
       209,491 Allied Waste Industries, Inc. bank
               term loan FRN 3.9218s,
               2010 (acquired 4/25/03, cost
               $209,491) (RES)                                          212,546
        35,357 Allied Waste Industries, Inc. bank
               term loan FRN Ser. C, 1.12s,
               2010 (acquired 4/25/03, cost
               $35,357) (RES)                                            35,821
     1,975,000 Allied Waste North America, Inc.
               company guaranty Ser. B, 9 1/4s,
               2012                                                   2,226,813
     1,670,000 Allied Waste North America, Inc.
               company guaranty Ser. B, 8 1/2s,
               2008                                                   1,866,225
       765,000 Allied Waste North America, Inc.
               144A sec. notes 6 1/2s, 2010                             780,300
       298,500 Amsted Industries bank term loan FRN
               5.1369s, 2010  (acquired 8/12/03,
               cost $297,008) (RES)                                     299,713
     1,750,000 Argo-Tech Corp. company guaranty
               8 5/8s, 2007                                           1,758,750
       120,000 Argo-Tech Corp. company guaranty
               Ser. D, 8 5/8s, 2007                                     120,600
       305,000 BE Aerospace, Inc. sr. notes 8 1/2s,
               2010                                                     329,400
       840,000 BE Aerospace, Inc. sr. sub. notes
               9 1/2s, 2008                                             827,400
       285,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8 7/8s, 2011                                     275,025
       660,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8s, 2008                                         620,400
       405,000 Berry Plastics Corp. company
               guaranty 10 3/4s, 2012                                   473,850
     1,195,000 Blount, Inc. company guaranty 13s,
               2009                                                   1,278,650
       940,000 Blount, Inc. company guaranty 7s,
               2005                                                     954,100
     2,730,000 Browning-Ferris Industries, Inc.
               debs. 7.4s, 2035                                       2,661,750
       880,000 Browning-Ferris Industries, Inc. sr.
               notes 6 3/8s, 2008                                       897,600
EUR    470,000 BSN Glasspack 144A sec. notes
               9 1/4s, 2009 (France)                                    633,409
      $285,000 Crown Cork & Seal Company, Inc. bank
               term loan FRN Ser. B,  4.17s, 2008
               (acquired 2/21/03, cost $282,150)
               (RES)                                                    288,420
       745,000 Crown Holdings SA notes 10 7/8s,
               2013 (France)                                            875,375
     2,190,000 Crown Holdings SA notes 9 1/2s, 2011
               (France)                                               2,463,750
     1,310,000 Decrane Aircraft Holdings Co.
               company guaranty Ser. B, 12s, 2008                       736,875
       223,875 EaglePicher bank term loan FRN
               4.6713s, 2009  (acquired 8/6/03,
               cost $225,188) (RES)                                     226,020
       985,000 Earle M. Jorgensen Co. sec. notes
               9 3/4s, 2012                                           1,103,200
       935,000 FIMEP SA sr. notes 10 1/2s, 2013
               (France)                                               1,103,300
       500,000 Flender Holdings 144A sr. notes 11s,
               2010 (Denmark)                                           717,313
       103,900 Flowserve Corp. bank term loan FRN
               Ser. C, 3.9153s, 2009  (acquired
               4/30/02, cost $103,900) (RES)                            104,568
       770,000 Flowserve Corp. company guaranty
               12 1/4s, 2010                                            887,425
EUR    135,000 Flowserve Finance BV company
               guaranty 12 1/4s, 2010 (Netherlands)                     191,159
      $135,000 Fonda Group, Inc. sr. sub. notes
               Ser. B, 9 1/2s, 2007                                     134,325
       298,947 Graham Packaging bank term loan FRN
               5.1875s, 2010  (acquired 2/18/03,
               cost $297,453) (RES)                                     301,713
       915,000 Hexcel Corp. sr. sub. notes 9 3/4s,
               2009                                                     958,463
DEM    745,000 Impress Metal Packaging Holding NV
               sr. sub. notes 9 7/8s,
               2007 (Netherlands)                                       444,743
      $650,000 Insilco Holding Co. sr. disc. notes
               zero %, 2008 (In default) (NON)                            2,600
       400,000 International Wire Group Inc.
               company guaranty Ser. B,
               11 3/4s, 2005 (In default) (NON)                         296,000
EUR    380,000 Invensys, PLC sr. unsub. notes
               5 1/2s, 2005 (United Kingdom)                            458,546
      $580,000 Jordan Industries, Inc. sr. notes
               Ser. D, 10 3/8s, 2007                                    301,600
       710,000 K&F Industries, Inc. sr. sub. notes
               Ser. B, 9 5/8s, 2010                                     795,200
       329,000 K&F Industries, Inc. sr. sub. notes
               Ser. B, 9 1/4s, 2007                                     338,870
       240,075 Laidlaw International, Inc. bank
               term loan FRN 5 1/2s, 2009
               (acquired 6/18/03, cost $235,274)
               (RES)                                                    242,476
     1,445,000 Laidlaw International, Inc. 144A sr.
               notes 10 3/4s, 2011                                    1,678,006
       495,000 Legrand SA debs. 8 1/2s, 2025
               (France)                                                 542,025
       120,000 Manitowoc Co., Inc. (The) company
               guaranty 10 1/2s, 2012                                   136,800
EUR    255,000 Manitowoc Co., Inc. (The) company
               guaranty 10 3/8s, 2011                                   350,785
      $305,000 Manitowoc Co., Inc. (The) sr. notes
               7 1/8s, 2013                                             320,250
       440,000 Motors and Gears, Inc. sr. notes
               Ser. D, 10 3/4s, 2006                                    382,800
       775,000 Owens-Brockway Glass company
               guaranty 8 1/4s, 2013                                    829,250
       725,000 Owens-Brockway Glass company
               guaranty 7 3/4s, 2011                                    772,125
       955,000 Owens-Brockway Glass sr. sec. notes
               8 3/4s, 2012                                           1,050,500
       715,000 Pliant Corp. sec. notes 11 1/8s,
               2009                                                     750,750
       255,000 Portola Packaging Inc. 144A sr.
               notes 8 1/4s, 2012                                       263,925
       825,000 Roller Bearing Company of America
               company guaranty Ser. B,  9 5/8s,
               2007                                                     812,625
       200,000 Roper bank term loan FRN 3.1128s,
               2008  (acquired 12/22/03, cost
               $200,000) (RES)                                          202,250
       785,000 Sensus Metering Systems Inc. 144A
               sr. sub. notes 8 5/8s, 2013                              824,250
     1,650,000 Sequa Corp. sr. notes 9s, 2009                         1,843,875
       270,000 Sequa Corp. sr. notes Ser. B,
               8 7/8s, 2008                                             299,700
       580,000 Siebe PLC 144A sr. unsub. 6 1/2s,
               2010 (United Kingdom)                                    527,800
       705,000 TD Funding Corp. company guaranty
               8 3/8s, 2011                                             761,400
     1,730,000 Tekni-Plex, Inc. company guaranty
               Ser. B, 12 3/4s, 2010                                  1,920,300
       640,000 Tekni-Plex, Inc. 144A sr. sec. notes
               8 3/4s, 2013                                             678,400
       265,000 Terex Corp. company guaranty 9 1/4s,
               2011                                                     294,813
       995,000 Terex Corp. company guaranty Ser. B,
               10 3/8s, 2011                                          1,126,838
       442,139 Titan Corp. (The) bank term loan FRN
               Ser. B, 4.4127s, 2009  (acquired
               various dates from 5/14/02 to
               6/3/02, cost $443,836) (RES)                             442,231
        74,813 Transdigm, Inc. bank term loan FRN
               4.1338s, 2010  (acquired 7/21/03,
               cost $74,813) (RES)                                       75,607
       830,000 Trimas Corp. company guaranty
               9 7/8s, 2012                                             888,100
       510,000 Vought Aircraft Industries Inc. 144A
               sr. notes 8s, 2011                                       531,675
                                                                 --------------
                                                                     49,331,658

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------
       189,225 Coinmach Corp. bank term loan FRN
               Ser. B, 4.1073s, 2009  (acquired
               1/31/02, cost $188,988) (RES)                            190,738
     1,655,000 Coinmach Corp. sr. notes 9s, 2010                      1,795,675
        73,858 Corrections Corporation of America
               bank term loan FRN 3.9219s,
               2008 (acquired 8/5/03, cost $73,858)
               (RES)                                                     74,597
       661,675 Derby Cycle Corp. (The) sr. notes
               10s, 2008 (In default) (NON)                              29,114
DEM  1,700,694 Derby Cycle Corp. (The) sr. notes
               9 3/8s, 2008 (In default) (NON)                           47,523
      $149,625 IESI Corp. bank term loan FRN
               4.2874s, 2010 (acquired various
               dates from 10/20/03 to 10/21/03,
               cost $150,469) (RES)                                     151,215
       895,000 IESI Corp. company guaranty 10 1/4s,
               2012                                                     993,450
                                                                 --------------
                                                                      3,282,312

Communication Services (4.6%)
-------------------------------------------------------------------------------
       838,000 Alamosa Delaware, Inc. company
               guaranty 11s, 2010                                       909,230
         2,000 Alamosa Delaware, Inc. company
               guaranty stepped-coupon  zero %
               (12s, 7/31/06), 2009 (STP)                                 1,830
     1,005,000 Alamosa Delaware, Inc. 144A sr.
               notes 8 1/2s, 2012                                       979,875
       270,000 American Cellular Corp. company
               guaranty 9 1/2s, 2009 (In default)
               (NON)                                                    275,400
     1,795,000 American Cellular Corp. sr. notes
               Ser. B, 10s, 2011                                      1,983,475
       405,000 American Tower Corp. sr. notes
               9 3/8s, 2009                                             430,313
       515,000 American Tower Corp. 144A sr. notes
               7 1/2s, 2012                                             498,263
     1,040,000 American Towers, Inc. 144A sr. sub.
               notes 7 1/4s, 2011                                     1,068,600
       770,000 Asia Global Crossing, Ltd. sr. notes
               13 3/8s, 2010 (Bermuda) (In default)
               (NON)                                                     84,700
     2,340,000 Centennial Cellular Operating Co.
               company guaranty 10 1/8s, 2013                         2,527,200
       205,000 Cincinnati Bell Telephone Co.
               company guaranty 6.3s, 2028                              195,775
     1,045,000 Cincinnati Bell, Inc. company
               guaranty 7 1/4s, 2013                                  1,107,700
       565,000 Cincinnati Bell, Inc. notes 7 1/4s,
               2023                                                     593,250
       605,000 Cincinnati Bell, Inc. sr. sub. notes
               8 3/8s, 2014                                             642,813
       441,450 Colo.com, Inc. 144A sr. notes
               13 7/8s, 2010 (In default) (NON)                           1,655
GBP    305,000 Colt Telecommunications Group PLC
               sr. notes 10 1/8s, 2007 (United
               Kingdom)                                                 566,819
EUR    150,000 Colt Telecommunications Group PLC
               sr. notes 7 5/8s, 2009 (United
               Kingdom)                                                 187,899
      $149,625 Crown Castle International Corp.
               bank term loan FRN 4.66s,
               2010 (acquired 10/03/03, cost
               $149,625) (RES)                                          152,537
     1,060,000 Crown Castle International Corp. sr.
               notes 9 3/8s, 2011                                     1,176,600
       149,625 Dobson Communications Corp. bank
               term loan FRN 4.4028s, 2010
               (acquired 10/20/03, cost $149,625)
               (RES)                                                    151,495
     1,520,000 Dobson Communications Corp. sr.
               notes 8 7/8s, 2013                                     1,573,200
       365,000 Eircom Funding notes 8 1/4s, 2013
               (Ireland)                                                406,975
       540,000 Fairpoint Communications, Inc. sr.
               sub. notes 12 1/2s, 2010                                 588,600
       338,710 Firstworld Communication Corp. sr.
               disc. notes zero %, 2008 (In
               default) (NON)                                                34
       459,310 Globix Corp. company guaranty 11s,
               2008 (PIK)                                               399,600
     1,200,000 Inmarsat Finance PLC 144A company
               guaranty 7 5/8s, 2012 (United
               Kingdom)                                               1,248,000
     1,375,000 iPCS, Inc. sr. disc. notes
               stepped-coupon zero % (14s,
               7/15/05), 2010 (In default) (NON)
               (STP)                                                    316,250
       705,000 IWO Holdings, Inc. company guaranty
               14s, 2011 (In default) (NON)                             141,000
       110,000 Level 3 Communications, Inc. sr.
               notes 9 1/8s, 2008                                       104,500
     2,155,000 Level 3 Financing Inc. 144A sr.
               notes 10 3/4s, 2011                                    2,327,400
     1,005,000 Madison River Capital Corp. sr.
               notes 13 1/4s, 2010                                    1,105,500
       240,000 MCI Communications Corp. debs.
               Ser. D, 8 1/4s, 2023 (In default)
               (NON)                                                    194,400
        95,000 MCI Communications Corp. sr. notes
               6.95s, 2006 (In default) (NON)                            76,950
       640,000 MCI Communications Corp. sr. notes
               Ser. D, 7 1/2s, 2004 (In default)
               (NON)                                                    518,400
       320,000 MCI Communications Corp. sr. notes
               Ser. D, 6 1/2s, 2010 (In default)
               (NON)                                                    259,200
       350,000 Nextel bank term loan FRN 3.41s,
               2010  (acquired 12/19/02, cost
               $323,663) (RES)                                          354,102
     1,255,000 Nextel Communications, Inc. sr.
               notes 9 1/2s, 2011                                     1,415,013
     1,090,000 Nextel Communications, Inc. sr.
               notes 9 3/8s, 2009                                     1,178,563
     2,080,000 Nextel Communications, Inc. sr.
               notes 7 3/8s, 2015                                     2,233,400
        58,000 Nextel Partners, Inc. sr. notes
               12 1/2s, 2009                                             67,280
       760,000 Nextel Partners, Inc. sr. notes 11s,
               2010                                                     832,200
     1,790,000 Nextel Partners, Inc. sr. notes
               8 1/8s, 2011                                           1,888,450
       241,500 PanAmSat Corp. bank term loan FRN
               3.6s, 2010  (acquired 10/29/03, cost
               $241,500) (RES)                                          244,720
     1,160,000 PanAmSat Corp. company guaranty
               8 1/2s, 2012                                           1,258,600
       268,125 Qwest Communications International,
               Inc. bank term loan FRN 6 1/2s, 2007
               (acquired 6/5/03, cost $265,444)
               (RES)                                                    280,861
     1,765,000 Qwest Communications International,
               Inc. 144A sr. notes 7 1/2s, 2014                       1,734,559
       240,000 Qwest Communications International,
               Inc. 144A sr. notes  FRN 4.63s, 2009                     240,000
     3,360,000 Qwest Corp. 144A notes 8 7/8s, 2012                    3,922,800
       505,000 Qwest Services Corp. 144A notes 14s,
               2014                                                     636,300
        70,000 Rogers Cantel, Ltd. debs. 9 3/8s,
               2008 (Canada)                                             72,975
       380,000 Rogers Wireless, Inc. sec. notes
               9 5/8s, 2011 (Canada)                                    457,900
       420,000 Rural Cellular Corp. sr. sub. notes
               Ser. B, 9 5/8s, 2008                                     413,700
       225,000 SBA Communications Corp. sr. notes
               10 1/4s, 2009                                            227,250
       445,000 SBA Telecommunications Inc. 144A sr.
               dis. notes stepped-coupon zero %
               (9 3/4s, 12/15/07), 2011 (STP)                           318,175
     1,805,000 Telus Corp. notes 8s, 2011 (Canada)                    2,129,165
       297,000 Time Warner Telecom, Inc. bank term
               loan FRN Ser. B, 5.17s,
               2009 (acquired 1/15/03, cost
               $259,611) (RES)                                          298,485
       935,000 TSI Telecommunication Services, Inc.
               company guaranty Ser. B,  12 3/4s,
               2009                                                   1,047,200
       550,000 U S West, Inc. notes 5 5/8s, 2008                        544,500
       577,000 UbiquiTel Operating Co. bonds
               stepped-coupon zero %  (14s,
               4/15/05), 2010 (STP)                                     530,840
       545,000 US UnWired, Inc. company guaranty
               stepped-coupon Ser. B, zero %
               (13 3/8s, 11/1/04), 2009 (STP)                           493,225
     1,500,000 Western Wireless Corp. sr. notes
               9 1/4s, 2013                                           1,608,750
                                                                 --------------
                                                                     47,224,451

Conglomerates (0.4%)
-------------------------------------------------------------------------------
       450,000 Tyco International Group SA company
               guaranty 7s,  2028 (Luxembourg)                          475,002
       585,000 Tyco International Group SA company
               guaranty 6 7/8s,  2029 (Luxembourg)                      608,182
       230,000 Tyco International Group SA company
               guaranty 6 3/4s,  2011 (Luxembourg)                      252,248
     2,270,000 Tyco International Group SA notes
               6 3/8s, 2011 (Luxembourg)                              2,439,735
       355,000 Tyco International Group SA 144A sr.
               notes 6s, 2013 (Luxembourg)                              369,068
                                                                 --------------
                                                                      4,144,235

Consumer (0.6%)
-------------------------------------------------------------------------------
     1,470,000 Icon Health & Fitness company
               guaranty 11 1/4s, 2012                                 1,646,400
     1,310,000 Jostens Holding Corp. 144A sr. disc.
               notes stepped-coupon zero %
               (10 1/4s, 12/1/08), 2013 (STP)                           884,250
       284,333 Jostens, Inc. bank term loan FRN
               Ser. B, 3.72s, 2010
               (acquired 7/28/03, cost $284,333)
               (RES)                                                    286,892
       730,000 Jostens, Inc. sr. sub. notes
               12 3/4s, 2010                                            839,500
     2,330,000 Samsonite Corp. sr. sub. notes
               10 3/4s, 2008                                          2,434,850
                                                                 --------------
                                                                      6,091,892

Consumer Staples (8.0%)
-------------------------------------------------------------------------------
       110,000 Adelphia Communications Corp. notes
               Ser. B, 9 7/8s, 2005 (In default)
               (NON)                                                    109,450
       560,000 Adelphia Communications Corp. sr.
               notes 10 7/8s, 2010 (In default)
               (NON)                                                    558,600
        25,000 Adelphia Communications Corp. sr.
               notes 10 1/4s, 2011 (In default)
               (NON)                                                     25,625
        75,000 Adelphia Communications Corp. sr.
               notes 9 3/8s, 2009 (In default)
               (NON)                                                     76,125
     1,505,000 Adelphia Communications Corp. sr.
               notes Ser. B, 7 3/4s, 2009 (In
               default) (NON)                                         1,493,713
EUR    370,000 Ahold Finance USA eurobonds 6 3/8s,
               2005                                                     468,998
      $915,000 AMC Entertainment, Inc. sr. sub.
               notes 9 7/8s, 2012                                     1,027,088
       890,000 AMC Entertainment, Inc. sr. sub.
               notes 9 1/2s, 2011                                       930,050
       725,000 AMC Entertainment, Inc. sr. sub.
               notes 9 1/2s, 2009                                       744,031
       442,815 American Seafood Group, LLC bank
               term loan FRN Ser. B, 4.42s,
               2009 (acquired 4/11/02, cost
               $442,372) (RES)                                          444,014
       266,986 AMF Bowling Worldwide bank term loan
               FRN Ser. B, 5 1/2s, 2008 (acquired
               3/1/02, cost $266,319) (RES)                             267,320
       474,093 Archibald Candy Corp. company
               guaranty 10s, 2007 (In default)
               (NON) (PIK)                                              165,933
       890,000 Armkel, LLC/Armkel Finance sr. sub.
               notes 9 1/2s, 2009                                       976,775
       605,000 Atlantic Broadband Finance LLC 144A
               sr. sub. notes 9 3/8s, 2014                              612,563
       790,000 Brand Services, Inc. company
               guaranty 12s, 2012                                       924,300
     1,320,000 British Sky Broadcasting PLC company
               guaranty 6 7/8s, 2009 (United
               Kingdom)                                               1,486,694
       910,000 Capital Records, Inc. 144A company
               guaranty 8 3/8s, 2009                                    955,500
       240,098 Carmike Cinemas, Inc. bank term loan
               FRN Ser. B, 7 3/4s, 2005 (acquired
               10/4/02, cost $234,306) (RES)                            240,898
     1,120,000 Century Cable Holdings bank term
               loan FRN 6s, 2009  (acquired various
               dates from 5/22/02 to 6/11/02, cost
               $980,796) (RES)                                        1,105,200
       247,481 Charter Communications Holdings, LLC
               bank term loan FRN Ser. B,
               3.87s, 2008 (acquired 1/9/03, cost
               $214,999) (RES)                                          243,597
       360,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (12 1/8s,
               1/15/07), 2012 (STP)                                     241,200
       735,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               5/15/06), 2011 (STP)                                     503,475
       595,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               1/15/05), 2010 (STP)                                     508,725
       980,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               11 1/8s, 2011                                            921,200
     1,195,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               10 3/4s, 2009                                          1,117,325
       585,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               10 1/4s, 2010                                            535,275
     2,310,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes  10s,
               2011                                                   2,067,450
     1,300,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes  9 5/8s,
               2009                                                   1,176,500
       265,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes  8 5/8s,
               2009                                                     232,538
       910,000 Cinemark USA, Inc. sr. sub. notes
               9s, 2013                                               1,028,300
     1,805,000 Cinemark USA, Inc. sr. sub. notes
               Ser. B, 8 1/2s, 2008                                   1,841,100
       154,685 Constellation Brands, Inc. bank term
               loan FRN 3.1625s, 2008  (acquired
               11/03/03, cost $154,685) (RES)                           156,329
       210,000 Constellation Brands, Inc. company
               guaranty 8 1/2s, 2009                                    218,925
       420,000 Constellation Brands, Inc. company
               guaranty Ser. B, 8s, 2008                                468,300
       595,000 Constellation Brands, Inc. sr. sub.
               notes Ser. B, 8 1/8s, 2012                               651,525
     2,575,000 CSC Holdings, Inc. sr. notes 7 7/8s,
               2007                                                   2,761,688
       240,000 Dean Foods Co. sr. notes 6 5/8s,
               2009                                                     254,400
       310,000 Del Monte Corp. company guaranty
               Ser. B, 9 1/4s, 2011                                     345,650
       780,000 Del Monte Corp. sr. sub. notes
               8 5/8s, 2012                                             858,000
       345,664 Del Monte Foods Co. bank term loan
               FRN Ser. B, 4.8796s, 2010  (acquired
               12/16/02, cost $343,935) (RES)                           349,293
       245,000 DirecTV bank term loan FRN Ser. B,
               3.9006s, 2010 (acquired
               various dates from 3/4/03 to 8/5/03,
               cost $245,000) (RES)                                     247,527
     1,315,000 DirecTV Holdings, LLC sr. notes
               8 3/8s, 2013                                           1,489,238
     3,586,000 Diva Systems Corp. sr. disc. notes
               Ser. B, 12 5/8s, 2008 (In default)
               (NON)                                                    215,160
     1,150,000 Doane Pet Care Co. sr. sub. debs.
               9 3/4s, 2007                                           1,092,500
        34,862 Dole Food Co. bank term loan FRN
               3.8668s, 2009  (acquired 3/28/03,
               cost $34,862) (RES)                                       35,342
       365,000 Dole Food Co. sr. notes 8 7/8s, 2011                     397,850
       275,000 Dole Food Co. sr. notes 8 5/8s, 2009                     299,750
       930,000 Domino's, Inc. sr. sub. notes
               8 1/4s, 2011                                             995,100
       560,000 Eagle Family Foods company guaranty
               Ser. B, 8 3/4s, 2008                                     436,800
     2,048,000 Echostar DBS Corp. sr. notes 9 1/8s,
               2009                                                   2,314,240
     2,300,000 Echostar DBS Corp. 144A sr. notes
               6 3/8s, 2011                                           2,415,000
       187,500 Echostar DBS Corp. 144A sr. notes
               FRN 4.405s, 2008                                         194,531
       350,000 Elizabeth Arden, Inc. 144A company
               guaranty 7 3/4s, 2014                                    358,750
       296,258 Emmis Communications Corp. bank term
               loan FRN Ser. C, 3 3/8s,
               2009 (acquired 6/20/02, cost
               $295,887) (RES)                                          299,344
       335,000 Emmis Communications Corp. company
               guaranty Ser. B, 8 1/8s, 2009                            349,656
       865,000 Fleming Cos., Inc. company guaranty
               10 1/8s, 2008 (In default) (NON)                         160,025
       720,000 Fleming Cos., Inc. sr. notes 9 1/4s,
               2010 (In default) (NON)                                  129,600
       282,000 French Fragrances, Inc. sr. notes
               Ser. B, 10 3/8s, 2007                                    291,752
     2,035,000 Granite Broadcasting Corp. 144A sec.
               notes 9 3/4s, 2010                                     2,019,738
       585,000 Gray Television, Inc. company
               guaranty 9 1/4s, 2011                                    649,350
       105,000 Insight Midwest LP/Insight Capital,
               Inc. bank term loan FRN
               3.9375s, 2009 (acquired 11/5/01,
               cost $104,803) (RES)                                     105,459
        56,047 Knology, Inc. 144A sr. notes 12s,
               2009 (PIK)                                                56,888
       815,000 Land O'Lakes, Inc. sr. notes 8 3/4s,
               2011                                                     725,350
     1,270,000 News America Holdings, Inc. company
               guaranty 9 1/4s, 2013                                  1,643,060
     1,560,000 North Atlantic Trading Co. company
               guaranty Ser. B, 11s, 2004                             1,544,400
       465,000 Olympus Cable bank term loan FRN
               Ser. B, 6s, 2010 (acquired
               various dates from 6/20/02 to
               11/6/02, cost $374,206) (RES)                            458,994
EUR     95,000 ONO Finance PLC company guaranty
               13s, 2009 (United Kingdom)                               127,734
      $330,000 ONO Finance PLC sr. notes 14s, 2011
               (United Kingdom)                                         366,300
        45,000 ONO Finance PLC sr. notes 13s, 2009
               (United Kingdom)                                          48,150
EUR    210,000 ONO Finance PLC sr. notes Ser. REGS,
               14s, 2011 (United Kingdom)                               289,534
      $510,000 Pegasus Satellite sr. notes 12 3/8s,
               2006                                                     525,300
       545,000 Pinnacle Foods Holding Corp. 144A
               sr. sub. notes 8 1/4s, 2013                              579,063
       295,500 Playtex Products, Inc. bank term
               loan FRN Ser. C, 4.7159s,
               2009 (acquired 6/3/02, cost
               $295,500) (RES)                                          295,808
     2,195,000 Playtex Products, Inc. company
               guaranty 9 3/8s, 2011                                  2,304,750
       630,000 Polaroid Corp. sr. notes 11 1/2s,
               2006 (In default) (NON)                                  168,525
       900,000 Premier International Foods PLC sr.
               notes 12s, 2009 (United Kingdom)                         981,000
        45,000 Quebecor Media, Inc. sr. disc. notes
               stepped-coupon zero %  (13 3/4s,
               7/15/06), 2011 (Canada) (STP)                             40,050
     1,585,000 Quebecor Media, Inc. sr. notes
               11 1/8s, 2011 (Canada)                                 1,838,600
       144,309 Rayovac Corp. bank term loan FRN
               Ser. B, 4.8866s, 2009  (acquired
               9/26/02, cost $144,165) (RES)                            145,091
       502,000 RCN Corp. sr. disc. notes Ser. B,
               zero %, 2008                                             288,650
       560,000 Regal Cinemas, Inc. company guaranty
               Ser. B, 9 3/8s, 2012                                     627,200
       980,000 Remington Arms Co., Inc. company
               guaranty 10 1/2s, 2011                                 1,033,900
       640,000 Revlon Consumer Products sr. notes
               9s, 2006                                                 467,200
       500,000 Revlon Consumer Products sr. notes
               8 1/8s, 2006                                             365,000
       165,000 Rite Aid Corp. bank term loan FRN
               4.1s, 2008  (acquired 5/16/03, cost
               $164,794) (RES)                                          168,053
       780,000 Rite Aid Corp. company guaranty
               9 1/2s, 2011                                             873,600
        50,000 Rite Aid Corp. debs. 6 7/8s, 2013                         48,500
       105,000 Rite Aid Corp. notes 7 1/8s, 2007                        106,838
       525,000 Rite Aid Corp. sec. notes 8 1/8s,
               2010                                                     567,000
       710,000 Rite Aid Corp. sr. notes 9 1/4s,
               2013                                                     770,350
        55,000 Rite Aid Corp. 144A notes 6s, 2005                        55,000
       294,759 Roundy's, Inc. bank term loan FRN
               3.6998s, 2009  (acquired 6/3/02,
               cost $294,759) (RES)                                     296,694
     1,135,000 Sbarro, Inc. company guaranty 11s,
               2009                                                     930,700
       150,000 Scotts Co. (The) bank term loan FRN
               3.1781s, 2010  (acquired 10/16/03,
               cost $150,000) (RES)                                     151,795
       355,000 Scotts Co. (The) 144A sr. sub. notes
               6 5/8s, 2013                                             369,200
       440,000 Sinclair Broadcast Group, Inc.
               company guaranty 8 3/4s, 2011                            490,050
       525,000 Sinclair Broadcast Group, Inc.
               company guaranty 8s, 2012                                567,000
       140,625 Six Flags, Inc. bank term loan FRN
               Ser. B, 3.62s, 2009  (acquired
               1/15/03, cost $140,449) (RES)                            140,947
     3,350,000 Six Flags, Inc. sr. notes 8 7/8s,
               2010                                                   3,484,000
     1,215,000 Six Flags, Inc. 144A sr. notes
               9 5/8s, 2014                                           1,293,975
       250,745 Sum Media bank term loan FRN Ser. B,
               3.41s, 2009  (acquired 2/4/03, cost
               $250,745) (RES)                                          251,607
     1,840,000 TeleWest Communications PLC debs.
               11s, 2007 (United Kingdom) (In
               default) (NON)                                         1,375,400
       300,000 TeleWest Communications PLC debs.
               9 5/8s, 2006 (United Kingdom) (In
               default) (NON)                                           217,500
       255,000 TeleWest Communications PLC sr.
               notes Ser. S, 9 7/8s, 2010 (United
               Kingdom) (In default) (NON)                              179,775
       105,000 TeleWest Communications PLC 144A sr.
               notes 11 1/4s, 2008 (United Kingdom)
               (In default) (NON)                                        76,650
        70,000 TM Group Holdings sr. notes 11s,
               2008 (United Kingdom)                                     73,850
       400,000 United Rentals (North America), Inc.
               company guaranty Ser. B,  10 3/4s,
               2008                                                     460,000
       405,000 Videotron Ltee 144A notes 6 7/8s,
               2014 (Canada)                                            421,200
       165,000 Vivendi Universal SA bank term loan
               FRN Ser. B, 3.85s, 2008  (acquired
               6/23/03, cost $165,000) (France)
               (RES)                                                    166,134
       630,000 Vivendi Universal SA sr. notes
               9 1/4s, 2010 (France)                                    737,100
     1,070,000 Vivendi Universal SA sr. notes
               6 1/4s, 2008 (France)                                  1,126,175
     1,010,000 Williams Scotsman, Inc. company
               guaranty 9 7/8s, 2007                                  1,015,050
     1,978,000 Young Broadcasting, Inc. company
               guaranty 10s, 2011                                     2,156,020
       510,000 Young Broadcasting, Inc. 144A sr.
               sub. notes 8 3/4s, 2014                                  540,600
        50,000 Yum! Brands, Inc. sr. notes 8 7/8s,
               2011                                                      60,875
       560,000 Yum! Brands, Inc. sr. notes 7.7s,
               2012                                                     644,000
       910,000 Yum! Brands, Inc. sr. notes 7.65s,
               2008                                                   1,028,300
                                                                 --------------
                                                                     79,354,869

Energy (4.3%)
-------------------------------------------------------------------------------
     1,105,000 Arch Western Finance, LLC 144A sr.
               notes 6 3/4s, 2013                                     1,149,200
       960,000 Belden & Blake Corp. company
               guaranty Ser. B, 9 7/8s, 2007                            945,600
       890,000 BRL Universal Equipment sec. notes
               8 7/8s, 2008                                             963,425
       475,000 Chesapeake Energy Corp. company
               guaranty 9s, 2012                                        546,250
       165,000 Chesapeake Energy Corp. company
               guaranty 8 3/8s, 2008                                    183,150
       371,000 Chesapeake Energy Corp. company
               guaranty 7 3/4s, 2015                                    402,535
     1,515,000 Chesapeake Energy Corp. sr. notes
               7 1/2s, 2013                                           1,651,350
       170,000 Comstock Resources, Inc. company
               guaranty 11 1/4s, 2007                                   182,325
       975,000 Dresser, Inc. company guaranty
               9 3/8s, 2011                                           1,062,750
       208,000 El Paso Energy Partners LP company
               guaranty Ser. B, 8 1/2s, 2011                            236,080
       755,000 Encore Acquisition Co. company
               guaranty 8 3/8s, 2012                                    826,725
       755,000 Exco Resources, Inc. 144A company
               guaranty 7 1/4s, 2011                                    766,325
       850,000 Forest Oil Corp. company guaranty
               7 3/4s, 2014                                             915,875
       420,000 Forest Oil Corp. sr. notes 8s, 2011                      466,200
       275,000 Forest Oil Corp. sr. notes 8s, 2008                      302,500
       400,000 Gazprom OAO notes Ser. REGS, 9 5/8s,
               2013 (Russia)                                            444,000
     1,550,000 Gazprom OAO 144A notes 9 5/8s, 2013
               (Russia)                                               1,720,500
       495,000 Hanover Compressor Co. sr. notes
               8 5/8s, 2010                                             527,175
       745,000 Hanover Compressor Co. sub. notes
               zero %, 2007                                             571,788
       495,000 Hanover Equipment Trust sec. notes
               Ser. A, 8 1/2s, 2008                                     534,600
       670,000 Hornbeck Offshore Services, Inc. sr.
               notes 10 5/8s, 2008                                      740,350
       410,000 Key Energy Services, Inc. sr. notes
               6 3/8s, 2013                                             424,350
       105,000 Leviathan Gas Corp. company guaranty
               Ser. B, 10 3/8s, 2009                                    109,200
       123,621 Magellan Midstream Holdings bank
               term loan FRN 4.6697s, 2008
               (acquired 6/13/03, cost $122,385)
               (RES)                                                    124,857
       765,000 Massey Energy Co. 144A sr. notes
               6 5/8s, 2010                                             780,300
       980,000 Newfield Exploration Co. sr. notes
               7 5/8s, 2011                                           1,097,600
       655,000 Offshore Logistics, Inc. company
               guaranty 6 1/8s, 2013                                    645,175
       842,931 Oslo Seismic Services, Inc. 1st
               mtge. 8.28s, 2011                                        885,077
       150,000 Parker Drilling Co. bank term loan
               FRN 5.39s, 2007  (acquired 10/22/03,
               cost $150,000) (RES)                                     150,844
       755,000 Parker Drilling Co. company guaranty
               Ser. B, 10 1/8s, 2009                                    830,500
       122,822 Peabody Energy Corp. bank term loan
               FRN Ser. B, 3.6662s, 2010 (acquired
               3/20/03, cost $122,822) (RES)                            124,152
       550,000 Pemex Project Funding Master Trust
               company guaranty 7 3/8s, 2014                            589,215
     1,626,000 Petroleos Mexicanos company guaranty
               9 1/2s, 2027 (Mexico)                                  1,943,070
       795,000 Petro Geo-Services notes 10s, 2010
               (Norway)                                                 866,550
     1,410,000 Petronas Capital, Ltd. company
               guaranty 7 7/8s, 2022 (Malaysia)                       1,660,275
       315,000 Petronas Capital, Ltd. company
               guaranty 7s, 2012 (Malaysia)                             358,313
       350,000 Petronas Capital, Ltd. 144A company
               guaranty 7 7/8s, 2022 (Malaysia)                         412,125
     3,500,000 Pioneer Natural Resources Co.
               company guaranty 9 5/8s, 2010                          4,428,060
       160,000 Pioneer Natural Resources Co.
               company guaranty 7.2s, 2028                              177,355
       525,000 Plains All American Pipeline
               LP/Plains All American Finance
               Corp. company guaranty 7 3/4s, 2012                      614,250
       800,000 Plains Exploration & Production Co.
               company guaranty Ser. B,  8 3/4s,
               2012                                                     888,000
       675,000 Plains Exploration & Production Co.
               sr. sub. notes 8 3/4s, 2012                              749,250
       920,000 Pogo Producing Co. sr. sub. notes
               Ser. B, 8 1/4s, 2011                                   1,012,000
       591,000 Pride Petroleum Services, Inc. sr.
               notes 9 3/8s, 2007                                       608,730
       830,000 Seabulk International, Inc. company
               guaranty 9 1/2s, 2013                                    879,800
       420,000 Seven Seas Petroleum, Inc. sr. notes
               Ser. B, 12 1/2s, 2005 (In default)
               (NON)                                                          4
     1,035,000 Star Gas Partners LP/Star Gas
               Finance Co. sr. notes 10 1/4s, 2013                    1,148,850
       250,000 Star Gas Partners LP/Star Gas
               Finance Co. 144A sr. notes 10 1/4s,
               2013                                                     277,500
       507,692 Star Gas Propane 1st Mtge. 8.04s,
               2009                                                     520,385
       460,000 Swift Energy Co. sr. sub. notes
               10 1/4s, 2009                                            496,800
       660,000 Swift Energy Co. sr. sub. notes
               9 3/8s, 2012                                             732,600
     1,295,000 Trico Marine Services, Inc. company
               guaranty 8 7/8s, 2012                                    964,775
       205,000 Universal Compression, Inc. sr.
               notes 7 1/4s, 2010                                       218,325
       900,000 Vintage Petroleum, Inc. sr. notes
               8 1/4s, 2012                                             999,000
       205,000 Vintage Petroleum, Inc. sr. sub.
               notes 7 7/8s, 2011                                       219,863
       945,000 Westport Resources Corp. company
               guaranty 8 1/4s, 2011                                  1,039,500
       720,000 Westport Resources Corp. 144A
               company guaranty 8 1/4s, 2011                            792,000
       530,000 XTO Energy, Inc. sr. notes 7 1/2s,
               2012                                                     621,425
       425,000 XTO Energy, Inc. sr. notes 6 1/4s,
               2013                                                     457,938
                                                                 --------------
                                                                     43,986,716

Financial (1.3%)
-------------------------------------------------------------------------------
       435,000 Crescent Real Estate Equities LP
               notes 7 1/2s, 2007 (R)                                   458,381
     1,075,000 Crescent Real Estate Equities LP sr.
               notes 9 1/4s, 2009 (R)                                 1,186,531
     3,046,000 Finova Group, Inc. notes 7 1/2s,
               2009                                                   1,987,515
       328,584 Hilb, Rogal & Hamilton Co. bank term
               loan FRN Ser. B, 3.9375s,
               2007 (acquired 6/20/02, cost
               $328,584) (RES)                                          331,870
       238,868 Infinity Inc. bank term loan FRN
               3.67s, 2010  (acquired 7/2/03, cost
               $238,868) (RES)                                          240,461
     1,155,000 iStar Financial, Inc. sr. notes
               8 3/4s, 2008 (R)                                       1,319,588
       180,000 iStar Financial, Inc. sr. notes 7s,
               2008 (R)                                                 194,400
       595,000 iStar Financial, Inc. sr. notes 6s,
               2010 (R)                                                 614,338
DKK 34,867,264 Realkredit Danmark A/S mtge. Ser.
               23D, 5s, 2035 (Denmark)                                5,634,896
      $760,000 Western Financial Bank sub. debs.
               9 5/8s, 2012                                             870,200
                                                                 --------------
                                                                     12,838,180

Gaming & Lottery (2.8%)
-------------------------------------------------------------------------------
       690,000 Ameristar Casinos, Inc. company
               guaranty 10 3/4s, 2009                                   791,775
        70,000 Argosy Gaming Co. company guaranty
               10 3/4s, 2009                                             75,075
       230,000 Argosy Gaming Co. sr. sub. notes 9s,
               2011                                                     256,450
       249,375 Borgata Resorts bank term loan FRN
               Ser. B, 5.2013s, 2007  (acquired
               6/5/02, cost $248,752) (RES)                             252,076
     1,050,000 Boyd Gaming Corp. sr. sub. notes
               8 3/4s, 2012                                           1,160,250
       500,000 Chumash Casino & Resort Enterprise
               144A sr. notes 9s, 2010                                  557,500
     1,245,000 Herbst Gaming, Inc. sec. notes
               Ser. B, 10 3/4s, 2008                                  1,409,963
       855,000 Hollywood Park, Inc. company
               guaranty Ser. B, 9 1/4s, 2007                            882,788
     1,250,000 Horseshoe Gaming Holdings company
               guaranty 8 5/8s, 2009                                  1,315,625
       655,000 Inn of the Mountain Gods 144A sr.
               notes 12s, 2010                                          717,225
       600,000 Mandalay Resort Group sr. notes
               6 1/2s, 2009                                             630,000
     2,465,000 MGM Mirage, Inc. company guaranty
               8 1/2s, 2010                                           2,859,400
       680,000 Mirage Resorts, Inc. notes 6 3/4s,
               2008                                                     724,200
        75,000 Mohegan Tribal Gaming Authority sr.
               notes 8 1/8s, 2006                                        80,250
       270,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 8 3/8s, 2011                                  297,000
       165,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 8s, 2012                                      181,088
     1,605,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 6 3/8s, 2009                                1,673,213
     1,410,000 Park Place Entertainment Corp. sr.
               notes 7 1/2s, 2009                                     1,568,625
       680,000 Park Place Entertainment Corp. sr.
               notes 7s, 2013                                           734,400
       545,000 Park Place Entertainment Corp. sr.
               sub. notes 8 7/8s, 2008                                  621,300
         5,000 Park Place Entertainment Corp. sr.
               sub. notes 8 1/8s, 2011                                    5,650
       200,106 Penn National Gaming, Inc. bank term
               loan FRN 3.6341s, 2010  (acquired
               2/19/03, cost $199,856) (RES)                            201,857
       640,000 Penn National Gaming, Inc. company
               guaranty Ser. B, 11 1/8s, 2008                           723,200
     1,320,000 Penn National Gaming, Inc. sr. sub.
               notes 8 7/8s, 2010                                     1,438,800
       165,000 Pinnacle Entertainment, Inc. bank
               term loan FRN 4.6s, 2009  (acquired
               12/15/03, cost $165,000) (RES)                           166,581
       510,000 Pinnacle Entertainment, Inc. sr.
               sub. notes 8 3/4s, 2013                                  530,400
       995,000 Resorts International Hotel and
               Casino, Inc. company guaranty
                11 1/2s, 2009                                         1,099,475
       785,000 Riviera Holdings Corp. company
               guaranty 11s, 2010                                       824,250
       372,188 Scientific Games Holdings bank term
               loan FRB 3.85s, 2008  (acquired
               12/11/02, cost $370,327) (RES)                           377,150
     1,060,000 Station Casinos, Inc. sr. notes
               8 3/8s, 2008                                           1,139,500
     1,700,000 Trump Atlantic City Associates
               company guaranty 11 1/4s, 2006                         1,381,250
     2,135,000 Trump Casino Holdings, LLC company
               guaranty 11 5/8s, 2010                                 2,135,000
     1,300,000 Venetian Casino Resort, LLC company
               guaranty 11s, 2010                                     1,482,000
                                                                 --------------
                                                                     28,293,316

Health Care (3.2%)
-------------------------------------------------------------------------------
        58,516 ALARIS Medical Systems, Inc. bank
               term loan FRN 3.655s, 2009
               (acquired 6/30/03, cost $58,516)
               (RES)                                                     59,116
       132,224 Alderwoods Group, Inc. bank term
               loan FRN 3.9566s, 2008  (acquired
               9/9/03, cost $132,224) (RES)                             133,712
     1,917,600 Alderwoods Group, Inc. company
               guaranty 12 1/4s, 2009                                 2,147,712
       786,000 Alliance Imaging, Inc. sr. sub.
               notes 10 3/8s, 2011                                      825,300
       805,000 AmerisourceBergen Corp. company
               guaranty 7 1/4s, 2012                                    861,350
       780,000 AmerisourceBergen Corp. sr. notes
               8 1/8s, 2008                                             873,600
     1,375,000 Ardent Health Services 144A sr. sub.
               notes 10s, 2013                                        1,526,250
       187,031 Beverly Enterprises, Inc. bank term
               loan FRN 4.407s, 2008  (acquired
               10/20/03, cost $186,564) (RES)                           188,668
       640,000 Biovail Corp. sr. sub. notes 7 7/8s,
               2010 (Canada)                                            662,400
       444,375 Community Health Systems, Inc. bank
               term loan FRN Ser. B, 3.67s,  2010
               (acquired 7/11/02, cost $444,375)
               (RES)                                                    450,374
       298,500 Concentra bank term loan FRN
               4.9368s, 2009  (acquired 8/12/03,
               cost $298,500) (RES)                                     301,672
       234,970 Dade Behring, Inc. company guaranty
               11.91s, 2010                                             271,390
       200,000 DaVita, Inc. bank term loan FRN
               Ser. B, 3.402s, 2009  (acquired
               1/30/04, cost $202,750) (RES)                            201,906
       298,384 DaVita, Inc. bank term loan FRN
               Ser. C, 3.4199s, 2009  (acquired
               7/17/03, cost $298,384) (RES)                            301,228
       690,000 Extendicare Health Services, Inc.
               company guaranty 9 1/2s, 2010                            765,900
       202,881 Fisher Scientific International,
               Inc. bank term loan FRN 3.17s,
               2010 (acquired 2/13/03, cost
               $202,881) (RES)                                          204,022
       149,625 Hanger Orthopedic Group, Inc. bank
               term loan FRN 3.9125s,
               2009 (acquired 9/29/03, cost
               $149,625) (RES)                                          150,841
       835,000 Hanger Orthopedic Group, Inc.
               company guaranty 10 3/8s, 2009                           951,900
       920,000 HCA, Inc. debs. 7.19s, 2015                            1,022,948
       350,000 HCA, Inc. notes 8.36s, 2024                              408,172
       750,000 HCA, Inc. notes 7.69s, 2025                              822,746
     1,385,000 HCA, Inc. notes 7s, 2007                               1,526,298
     1,525,000 Healthsouth Corp. notes 7 5/8s, 2012                   1,479,250
       705,000 Healthsouth Corp. sr. notes 8 1/2s,
               2008                                                     712,050
       340,000 Healthsouth Corp. sr. notes 8 3/8s,
               2011                                                     345,100
       290,000 Healthsouth Corp. sr. notes 7s, 2008                     277,675
       560,000 IASIS Healthcare Corp. company
               guaranty 13s, 2009                                       628,600
       105,000 IASIS Healthcare Corp. company
               guaranty 8 1/2s, 2009                                    110,250
       223,875 Kinetic Concepts, Inc. bank term
               loan FRN 3.92s, 2011  (acquired
               8/5/03, cost $224,391) (RES)                             226,744
       340,845 Magellan Health Services, Inc. sr.
               notes Ser. A, 9 3/8s, 2008                               369,817
       205,219 Medex, Inc. bank term loan FRN
               4.1575s, 2009 (acquired various
               dates from 5/16/03 to 6/16/03, cost
               $205,118) (RES)                                          206,416
       940,000 Mediq, Inc. debs. 13s, 2009 (In
               default) (NON)                                                94
     1,285,000 MedQuest, Inc. company guaranty
               Ser. B, 11 7/8s, 2012                                  1,432,775
     2,690,000 Multicare Companies, Inc. sr. sub.
               notes 9s, 2007 (In default) (NON)                              3
       505,000 NeighborCare, Inc. 144A sr. sub.
               notes 6 7/8s, 2013                                       521,413
     1,045,000 Omnicare, Inc. sr. sub. notes
               6 1/8s, 2013                                           1,047,613
     1,022,000 PacifiCare Health Systems, Inc.
               company guaranty 10 3/4s, 2009                         1,205,960
       930,000 Province Healthcare Co. sr. sub.
               notes 7 1/2s, 2013                                       957,900
       390,000 Service Corp. International debs.
               7 7/8s, 2013                                             390,000
       105,000 Service Corp. International notes
               7.2s, 2006                                               109,200
        35,000 Service Corp. International notes
               6 7/8s, 2007                                              36,225
       155,000 Service Corp. International notes
               6 1/2s, 2008                                             158,100
     1,435,000 Service Corp. International notes
               6s, 2005                                               1,474,463
       370,000 Service Corp. International notes
               Ser. (a), 7.7s, 2009                                     394,050
     1,010,000 Stewart Enterprises, Inc. notes
               10 3/4s, 2008                                          1,133,755
       285,000 Tenet Healthcare Corp. notes 7 3/8s,
               2013                                                     272,175
        25,000 Tenet Healthcare Corp. sr. notes
               6 1/2s, 2012                                              22,750
       970,000 Tenet Healthcare Corp. sr. notes
               6 3/8s, 2011                                             887,550
       425,000 Tenet Healthcare Corp. sr. notes
               5 3/8s, 2006                                             405,875
     1,530,000 Triad Hospitals, Inc. 144A sr. sub.
               notes 7s, 2013                                         1,583,550
       740,000 Universal Hospital Services, Inc.
               144A sr. notes 10 1/8s, 2011                             795,500
       425,000 Ventas Realty LP/Capital Corp.
               company guaranty 9s, 2012                                480,250
                                                                 --------------
                                                                     32,322,608

Homebuilding (0.9%)
-------------------------------------------------------------------------------
       610,000 Beazer Homes USA, Inc. company
               guaranty 8 5/8s, 2011                                    678,625
       210,000 Beazer Homes USA, Inc. company
               guaranty 8 3/8s, 2012                                    234,150
       170,000 Beazer Homes USA, Inc. 144A sr.
               notes 6 1/2s, 2013                                       172,550
       880,000 D.R. Horton, Inc. sr. notes 7 7/8s,
               2011                                                   1,001,000
       220,000 D.R. Horton, Inc. sr. notes 6 7/8s,
               2013                                                     235,950
       870,000 D.R. Horton, Inc. sr. notes 5 7/8s,
               2013                                                     870,000
       630,000 K. Hovnanian Enterprises, Inc.
               company guaranty 10 1/2s, 2007                           737,100
       795,000 K. Hovnanian Enterprises, Inc.
               company guaranty 8 7/8s, 2012                            870,525
       285,000 K. Hovnanian Enterprises, Inc.
               company guaranty 8s, 2012                                309,225
       405,000 K. Hovnanian Enterprises, Inc. sr.
               notes 6 1/2s, 2014                                       407,025
       100,000 Landsource bank term loan FRN
               3.652s, 2010  (acquired 1/12/04,
               cost $100,000) (RES)                                     101,250
       410,000 Meritage Corp. company guaranty
               9 3/4s, 2011                                             461,250
       530,000 Schuler Homes, Inc. company guaranty
               10 1/2s, 2011                                            622,750
       365,000 Technical Olympic USA, Inc. company
               guaranty 10 3/8s, 2012                                   419,750
       415,000 Technical Olympic USA, Inc. company
               guaranty 9s, 2010                                        453,388
     1,135,000 WCI Communities, Inc. company
               guaranty 9 1/8s, 2012                                  1,262,688
                                                                 --------------
                                                                      8,837,226

Household Furniture and Appliances (0.2%)
-------------------------------------------------------------------------------
     1,000,000 Sealy Mattress Co. company guaranty
               Ser. B, zero %, 2007                                   1,040,000
     1,220,000 Sealy Mattress Co. sr. sub. notes
               Ser. B, 9 7/8s, 2007                                   1,268,800
                                                                 --------------
                                                                      2,308,800

Lodging/Tourism (1.5%)
-------------------------------------------------------------------------------
       627,000 FelCor Lodging LP company guaranty
               9 1/2s, 2008 (R)                                         674,025
       965,000 Gaylord Entertainment Co. 144A sr.
               notes 8s, 2013                                         1,020,488
     1,175,000 Hilton Hotels Corp. notes 7 5/8s,
               2012                                                   1,316,000
     4,420,000 HMH Properties, Inc. company
               guaranty Ser. B, 7 7/8s, 2008                          4,563,650
       389,000 Host Marriott LP sr. notes Ser. E,
               8 3/8s, 2006 (R)                                         414,285
       645,000 Host Marriott LP 144A sr. notes
               7 1/8s, 2013 (R)                                         659,513
       355,000 ITT Corp. debs. 7 3/8s, 2015                             376,300
       815,000 ITT Corp. notes 6 3/4s, 2005                             851,675
     2,245,000 John Q. Hammons Hotels LP/John Q.
               Hammons Hotels Finance  Corp. III
               1st mtge. Ser. B, 8 7/8s, 2012                         2,486,338
       725,000 Meristar Hospitality Corp. company
               guaranty 9 1/8s, 2011 (R)                                775,750
       790,000 Meristar Hospitality Corp. company
               guaranty 9s, 2008 (R)                                    831,475
       945,000 RFS Partnership LP company guaranty
               9 3/4s, 2012                                           1,020,600
       135,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 7/8s, 2012                      150,525
       535,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 3/8s, 2007                      573,788
                                                                 --------------
                                                                     15,714,412

Publishing (1.9%)
-------------------------------------------------------------------------------
        58,487 Affinity Group Holdings bank term
               loan FRN Ser. B1, 5.1403s,
               2009 (acquired 5/27/03, cost $58,340)
               (RES)                                                     58,578
       146,217 Affinity Group Holdings bank term
               loan FRN Ser. B2, 5.1696s,
               2009 (acquired 5/27/03, cost
               $145,851) (RES)                                          146,445
     1,657,000 Affinity Group Holdings sr. notes
               11s, 2007                                              1,717,762
       283,056 Dex Media West, LLC bank term loan
               FRN 3.9152s, 2010  (acquired 9/9/03,
               cost $283,056) (RES)                                     286,948
     1,545,000 Dex Media West, LLC 144A sr. notes
               8 1/2s, 2010                                           1,699,500
       705,000 Dex Media, Inc. 144A disc. notes
               stepped-coupon zero %  (9s,
               11/15/08), 2013 (STP)                                    486,450
       805,000 Dex Media, Inc. 144A notes 8s, 2013                      829,150
     2,105,140 Hollinger Participation Trust 144A
               sr. notes 12 1/8s, 2010 (Canada)
               (PIK)                                                  2,568,271
       164,175 Moore Wallace bank term loan FRN
               Ser. B, 3.1438s, 2010  (acquired
               3/13/03, cost $164,175) (RES)                            164,585
       281,275 PRIMEDIA, Inc. bank term loan FRN
               Ser. B, 3.8872s, 2009  (acquired
               2/10/03, cost $269,321) (RES)                            277,056
     1,515,000 PRIMEDIA, Inc. company guaranty
               8 7/8s, 2011                                           1,583,175
       470,000 PRIMEDIA, Inc. company guaranty
               7 5/8s, 2008                                             468,825
     1,110,000 PRIMEDIA, Inc. 144A sr. notes 8s,
               2013                                                   1,126,650
       371,279 RH Donnelley Finance Corp. I bank
               term loan FRN Ser. B, 3.4192s,
               2010 (acquired 12/4/02, cost
               $371,251) (RES)                                          375,097
       175,000 RH Donnelley Finance Corp. I company
               guaranty 8 7/8s, 2010                                    196,438
     1,290,000 RH Donnelley Finance Corp. I 144A
               sr. notes 8 7/8s, 2010                                 1,448,025
       650,000 RH Donnelley Finance Corp. I 144A
               sr. sub. notes 10 7/8s, 2012                             775,125
     1,215,000 Vertis, Inc. company guaranty
               Ser. B, 10 7/8s, 2009                                  1,330,425
       630,000 Vertis, Inc. sec. notes 9 3/4s, 2009                     685,125
     1,015,000 Vertis, Inc. sub. notes 13 1/2s,
               2009                                                   1,042,913
       370,000 Von Hoffman Press, Inc. company
               guaranty 10 3/8s, 2007                                   374,625
       800,000 Von Hoffman Press, Inc. company
               guaranty 10 1/4s, 2009                                   860,000
       500,408 Von Hoffman Press, Inc. debs. 13s,
               2009 (PIK)                                               457,873
       260,000 Von Hoffman Press, Inc. 144A company
               guaranty 10 1/4s, 2009                                   278,200
       145,000 WRC Media Corp. sr. sub. notes
               12 3/4s, 2009                                            145,000
        87,000 Yell Finance BV sr. notes 10 3/4s,
               2011 (Netherlands)                                       102,660
                                                                 --------------
                                                                     19,484,901

Retail (0.8%)
-------------------------------------------------------------------------------
       110,492 Advance Stores bank term loan FRN
               Ser. C, 3.9259s, 2007  (acquired
               3/4/03, cost $110,492) (RES)                             111,286
       640,000 Asbury Automotive Group, Inc.
               company guaranty 9s, 2012                                675,200
     1,230,000 Autonation, Inc. company guaranty
               9s, 2008                                               1,414,500
       460,000 Gap, Inc. (The) notes 6.9s, 2007                         503,700
       830,000 Hollywood Entertainment Corp. sr.
               sub. notes 9 5/8s, 2011                                  888,100
     1,370,000 JC Penney Co., Inc. debs. 7.95s,
               2017                                                   1,561,800
       245,000 JC Penney Co., Inc. debs. 7.65s,
               2016                                                     269,500
       615,000 JC Penney Co., Inc. debs. 7 1/8s,
               2023                                                     659,588
        40,000 JC Penney Co., Inc. notes 8s, 2010                        45,900
     1,538,000 Saks, Inc. 144A company guaranty 7s,
               2013                                                   1,599,520
       715,000 United Auto Group, Inc. company
               guaranty 9 5/8s, 2012                                    793,650
                                                                 --------------
                                                                      8,522,744

Technology (1.6%)
-------------------------------------------------------------------------------
       625,000 AMI Semiconductor, Inc. company
               guaranty 10 3/4s, 2013                                   742,188
       204,703 Amkor Technologies, Inc. bank term
               loan FRN 7s, 2006  (acquired
               4/17/03, cost $204,974) (RES)                            207,091
       270,000 Avaya, Inc. sec. sr. notes 11 1/8s,
               2009                                                     317,250
       705,000 DigitalNet Holdings Inc. sr. notes
               9s, 2010                                                 754,350
EUR  1,195,000 Getronics NV sub. notes 13s, 2008
               (Netherlands)                                            718,035
      $305,000 Iron Mountain, Inc. company guaranty
               8 5/8s, 2013                                             329,400
     1,890,000 Iron Mountain, Inc. sr. sub. notes
               8 1/4s, 2011                                           1,946,700
       100,000 Lucent Technologies, Inc. debs.
               6 1/2s, 2028                                              83,750
     1,435,000 Lucent Technologies, Inc. debs.
               6.45s, 2029                                            1,205,400
        75,000 Lucent Technologies, Inc. notes
               5 1/2s, 2008                                              72,000
     1,095,000 ON Semiconductor Corp. company
               guaranty 13s, 2008                                     1,275,675
       785,000 SCG Holding & Semiconductor Corp.
               company guaranty 12s, 2009                               851,725
       465,000 SCG Holding Corp. 144A notes zero %,
               2011                                                     632,400
       855,000 Seagate Technology Hdd Holdings
               company guaranty 8s, 2009 (Cayman
               Islands)                                                 931,950
       765,000 Viasystems, Inc. 144A sr. sub. notes
               10 1/2s, 2011                                            826,200
     1,075,000 Xerox Capital Trust I company
               guaranty 8s, 2027                                      1,096,500
       255,000 Xerox Corp. company guaranty 9 3/4s,
               2009                                                     297,713
       555,000 Xerox Corp. notes Ser. MTN, 7.2s,
               2016                                                     577,200
EUR    270,000 Xerox Corp. sr. notes 9 3/4s, 2009                       396,068
    $1,565,000 Xerox Corp. sr. notes 7 5/8s, 2013                     1,674,550
     1,015,000 Xerox Corp. sr. notes 7 1/8s, 2010                     1,088,588
                                                                 --------------
                                                                     16,024,733

Textiles (0.3%)
-------------------------------------------------------------------------------
     1,310,000 Levi Strauss & Co. sr. notes
               12 1/4s, 2012                                            858,050
       635,000 Oxford Industries, Inc. 144A sr.
               notes 8 7/8s, 2011                                       701,675
       920,000 Russell Corp. company guaranty
               9 1/4s, 2010                                             979,800
       552,000 William Carter Holdings Co. (The)
               company guaranty Ser. B,  10 7/8s,
               2011                                                     643,080
                                                                 --------------
                                                                      3,182,605

Tire & Rubber (0.1%)
-------------------------------------------------------------------------------
     1,085,000 Goodyear Tire & Rubber Co. (The)
               notes 7.857s, 2011                                     1,014,475
       135,000 Goodyear Tire & Rubber Co. (The)
               notes 6 3/8s, 2008                                       128,250
                                                                 --------------
                                                                      1,142,725

Transportation (1.0%)
-------------------------------------------------------------------------------
       620,000 Allied Holdings, Inc. company
               guaranty Ser. B, 8 5/8s, 2007                            607,600
       760,000 American Airlines, Inc. pass-through
               certificates Ser. 01-1,  6.817s,
               2011                                                     729,600
       115,000 American Airlines, Inc. pass-through
               certificates Ser. 99-1,  7.024s,
               2009                                                     118,450
     1,365,000 Calair, LLC/Calair Capital Corp.
               company guaranty 8 1/8s, 2008                          1,235,325
       235,000 Continental Airlines, Inc.
               pass-through certificates Ser. D,
                7.568s, 2006                                            209,150
     1,300,000 CSX Corp. notes 6 1/4s, 2008                           1,432,809
       550,000 Delta Air Lines, Inc. pass-through
               certificates Ser. 00-1,  7.779s,
               2005                                                     517,318
       325,588 Delta Air Lines, Inc. pass-through
               certificates Ser. 02-1, 7.779s, 2012                     302,797
EUR    500,000 Fixed-Link Finance BV sec. notes
               Ser. B2-X, 7.85s, 2009 (Netherlands)                     481,314
    $1,270,000 Kansas City Southern Railway Co.
               company guaranty 9 1/2s, 2008                          1,423,988
       260,000 Kansas City Southern Railway Co.
               company guaranty 7 1/2s, 2009                            268,775
       985,000 Navistar International Corp. company
               guaranty Ser. B, 9 3/8s, 2006                          1,078,575
       300,000 Navistar International Corp. sr.
               notes Ser. B, 8s, 2008                                   305,250
       770,000 Northwest Airlines, Inc. company
               guaranty 7 5/8s, 2005                                    752,675
       342,738 NWA Trust sr. notes Ser. A, 9 1/4s,
               2012                                                     363,731
       236,662 Pacer International, Inc. bank term
               loan FRN 3.9486s, 2010  (acquired
               6/10/03, cost $237,599) (RES)                            238,437
       260,000 Travel Centers of America, Inc.
               company guaranty 12 3/4s, 2009                           305,500
       737,147 US Air, Inc. pass-through
               certificates Ser. 93-A3,
               10 3/8s, 2013 (In default) (NON)                         221,144
                                                                 --------------
                                                                     10,592,438

Utilities & Power (4.3%)
-------------------------------------------------------------------------------
        77,000 AES Corp. (The) sr. notes 8 7/8s,
               2011                                                      83,160
        43,000 AES Corp. (The) sr. notes 8 3/4s,
               2008                                                      45,849
     1,085,000 AES Corp. (The) 144A sec. notes 9s,
               2015                                                   1,205,706
     1,530,000 AES Corp. (The) 144A sec. notes
               8 3/4s, 2013                                           1,684,913
     1,300,000 Allegheny Energy Supply 144A bonds
               8 1/4s, 2012                                           1,319,500
       475,000 Allegheny Energy Supply 144A sec.
               notes 10 1/4s, 2007                                      508,250
       505,000 Calpine Canada Energy Finance
               company guaranty 8 1/2s,  2008
               (Canada)                                                 411,575
       105,000 Calpine Corp. sr. notes 8 5/8s, 2010                      86,100
     1,750,000 Calpine Corp. sr. notes 7 7/8s, 2008                   1,400,000
     2,775,000 Calpine Corp. 144A sec. notes
               8 1/2s, 2010                                           2,691,750
       390,000 CenterPoint Energy Resources Corp.
               debs. 6 1/2s, 2008                                       416,740
       335,000 CenterPoint Energy Resources Corp.
               sr. notes Ser. B, 7 7/8s, 2013                           377,718
       210,000 CMS Energy Corp. pass-through
               certificates 7s, 2005                                    213,675
     1,190,000 CMS Energy Corp. sr. notes 8.9s,
               2008                                                   1,297,100
       315,000 CMS Energy Corp. sr. notes 8 1/2s,
               2011                                                     341,775
       250,000 CMS Energy Corp. 144A sr. notes
               7 3/4s, 2010                                             262,500
       425,000 Dynegy Holdings, Inc. sr. notes
               6 7/8s, 2011                                             392,063
     1,990,000 Dynegy Holdings, Inc. 144A sec.
               notes 10 1/8s, 2013                                    2,228,800
       525,000 Dynegy-Roseton Danskamme company
               guaranty Ser. A, 7.27s, 2010                             527,625
       800,000 Dynegy-Roseton Danskamme company
               guaranty Ser. B, 7.67s, 2016                             780,000
       370,000 Edison Mission Energy sr. notes 10s,
               2008                                                     392,200
       505,000 Edison Mission Energy sr. notes
               9 7/8s, 2011                                             539,719
       440,000 Edison Mission Energy sr. notes
               7.73s, 2009                                              434,500
       935,000 El Paso Corp. sr. notes 7 3/8s, 2012                     856,694
       900,000 El Paso Corp. sr. notes Ser. MTN,
               7 3/4s, 2032                                             761,625
       265,000 El Paso Natural Gas Co. debs.
               8 5/8s, 2022                                             279,244
       240,000 El Paso Natural Gas Co. sr. notes
               Ser. A, 7 5/8s, 2010                                     253,200
     1,285,000 El Paso Production Holding Co.
               company guaranty 7 3/4s, 2013                          1,285,000
       300,000 Kansas Gas & Electric debs. 8.29s,
               2016                                                     310,500
       535,000 Midwest Generation LLC pass-through
               certificates Ser. A, 8.3s, 2009                          577,800
       535,000 Mirant Americas Generation, Inc. sr.
               notes 8.3s, 2011 (In default) (NON)                      458,763
       615,000 Mirant Americas Generation, Inc. sr.
               notes 7 5/8s, 2006 (In default)
               (NON)                                                    522,750
       390,000 Mirant Americas Generation, Inc. sr.
               notes 7.2s, 2008 (In default) (NON)                      330,525
       390,000 Mission Energy Holding Co. sec.
               notes 13 1/2s, 2008                                      413,400
       930,000 Nevada Power Co. 144A 2nd mtge. 9s,
               2013                                                   1,032,300
     1,400,000 Northwest Pipeline Corp. company
               guaranty 8 1/8s, 2010                                  1,568,000
       465,000 Northwestern Corp. notes 7 7/8s,
               2007 (In default) (NON)                                  427,800
       318,131 NRG bank term loan FRN 5 1/2s, 2010
               (acquired 12/19/03, cost $316,540)
               (RES)                                                    328,205
       178,125 NRG bank term loan FRN 1.07s, 2010
               (acquired 12/19/03, cost $177,234)
               (RES)                                                    183,766
     2,510,000 NRG Energy, Inc. 144A sr. sec. notes
               8s, 2013                                               2,610,400
       805,000 Orion Power Holdings, Inc. sr. notes
               12s, 2010                                                994,175
       500,000 Pacific Gas & Electric Co. 144A sr.
               notes 10 3/8s, 2005 (In default)
               (NON)                                                    500,000
     1,185,000 PG&E Corp. 144A sec. notes 6 7/8s,
               2008                                                   1,291,650
       220,000 PG&E Gas Transmission Northwest sr.
               notes 7.1s, 2005                                         222,750
       850,000 PSEG Energy Holdings, Inc. notes
               7 3/4s, 2007                                             896,750
       670,000 SEMCO Energy, Inc. sr. notes 7 3/4s,
               2013                                                     713,550
       130,000 Southern California Edison Co. notes
               6 3/8s, 2006                                             139,588
       440,000 Teco Energy, Inc. notes 10 1/2s,
               2007                                                     512,600
       250,000 Teco Energy, Inc. notes 7.2s, 2011                       261,250
       675,000 Teco Energy, Inc. notes 7s, 2012                         696,938
       520,000 Teco Energy, Inc. sr. notes 7 1/2s,
               2010                                                     555,100
       105,000 Tennessee Gas Pipeline Co. debs. 7s,
               2028                                                      98,963
       135,000 Transcontinental Gas Pipeline Corp.
               debs. 7 1/4s, 2026                                       141,581
     1,460,000 Utilicorp Canada Finance Corp.
               company guaranty 7 3/4s, 2011
               (Canada)                                               1,445,400
       265,000 Utilicorp United, Inc. sr. notes
               9.95s, 2011                                              286,200
       815,000 Western Resources, Inc. sr. notes
               9 3/4s, 2007                                             947,438
       200,000 Williams Cos., Inc. (The) notes
               8 3/4s, 2032                                             216,500
       210,000 Williams Cos., Inc. (The) notes
               8 1/8s, 2012                                             226,800
       755,000 Williams Cos., Inc. (The) notes
               7 5/8s, 2019                                             766,325
        10,000 Williams Cos., Inc. (The) notes
               Ser. A, 6 3/4s, 2006                                      10,300
       975,000 Williams Cos., Inc. (The) sr. notes
               8 5/8s, 2010                                           1,077,375
       520,000 Williams Holdings Of Delaware notes
               6 1/2s, 2008                                             530,400
       164,175 Williams Products bank term loan FRN
               4.86s, 2007  (acquired 6/4/03, cost
               $164,175) (RES)                                          166,022
     1,370,925 York Power Funding 144A notes 12s,
               2007 (Cayman Islands) (In default)
               (NON)                                                    959,647
                                                                 --------------
                                                                     43,498,492
                                                                 --------------
               Total Corporate bonds and notes
               (cost $478,458,386)                                 $503,616,854

U.S. government and agency obligations (19.7%) (a)
Principal amount                                                          Value

U.S. Government and Agency Mortgage Obligations (7.8%)
-------------------------------------------------------------------------------
       $33,776 Federal Home Loan Mortgage Corporation
               7 1/2s, March 1, 2026                                    $36,381
               Federal National Mortgage
               Association Pass-Through
               Certificates
       206,572 7 1/2s, with due dates from October
               1, 2022 to January 1, 2030                               221,203
    21,978,864 6 1/2s, with due dates from April 1,
               2024 to November 1, 2033                              23,071,460
     4,891,000 6 1/2s, TBA, February 1, 2034                          5,130,962
    49,796,000 5s, TBA, February 1, 2019                             50,885,288
                                                                 --------------
                                                                     79,345,294

U.S. Government and Agency Obligations (2.0%)
-------------------------------------------------------------------------------
    16,947,000 Fannie Mae 7 1/4s, January 15, 2010                   20,047,860

U.S. Treasury Obligations (9.9%)
-------------------------------------------------------------------------------
               U.S. Treasury Bonds
    21,600,000 7 1/2s, November 15, 2016                             27,773,712
    20,246,000 6 1/4s, May 15, 2030                                  23,750,299
    12,260,000 6 1/4s, August 15, 2023                               14,171,309
    22,594,000 4 1/4s, August 15, 2013                               22,844,658
     6,273,000 U.S. Treasury Notes 1 1/8s, June 30,
               2005                                                   6,243,843
    20,460,000 U.S. Treasury Strip zero %, November
               15, 2024                                               6,731,913
                                                                 --------------
                                                                    101,515,734
                                                                 --------------
               Total U.S. government and agency
               obligations (cost $196,858,536)                     $200,908,888

Foreign government bonds and notes (12.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
USD  4,421,000 Australia (Government of) bonds
               6 1/2s, 2013                                          $3,520,362
EUR  6,000,000 Austria (Republic of) notes Ser. E
               MTN, 3.8s, 2013                                        7,176,854
USD    940,000 Brazil (Federal Republic of) bonds
               10 1/8s, 2027                                            971,020
USD  1,505,000 Brazil (Federal Republic of) bonds
               2.063s, 2012                                           1,328,163
USD  1,290,000 Bulgaria (Republic of) bonds 2s,
               2024                                                   1,273,875
USD  1,565,000 Bulgaria (Republic of) 144A bonds
               8 1/4s, 2015                                           1,852,960
CAD  2,725,000 Canada (Government of) bonds 5 1/2s,
               2010                                                   2,205,114
CAD    930,000 Canada (Government of) bonds
               Ser. WL43, 5 3/4s, 2029                                  754,319
USD  1,300,000 Chile (Republic of) bonds 5 1/2s,
               2013                                                   1,358,500
USD    220,000 Colombia (Republic of) bonds
               10 3/8s, 2033                                            235,950
USD  3,835,000 Colombia (Republic of) notes
               10 3/4s, 2013                                          4,352,725
USD    635,000 Colombia (Republic of) unsub.
               9 3/4s, 2009                                             701,675
EUR    400,000 Colombia (Republic of) unsub. bonds
               Ser. 15A, 11 3/8s, 2008                                  562,174
USD    465,000 Dominican (Republic of) 144A unsub.
               Notes 9 1/2s, 2006                                       374,325
USD    875,000 Ecuador (Republic of) bonds
               stepped-coupon Ser. REGS, 7s  (8s,
               8/15/04), 2030 (STP)                                     749,438
USD    750,000 El Salvador (Republic of) 144A bonds
               8 1/4s, 2032                                             771,750
USD  2,490,000 El Salvador (Republic of) 144A bonds
               7 3/4s, 2023                                           2,701,650
EUR  1,845,000 France (Government of) bonds 5 3/4s,
               2032                                                   2,573,550
EUR  4,830,000 France (Government of) bonds 5 1/2s,
               2010                                                   6,575,280
EUR  1,080,000 France (Government of) deb. 4s, 2009                   1,365,614
EUR  6,340,000 Germany (Federal Republic of) bonds
               Ser. 97, 6s, 2007                                      8,544,282
USD  1,875,000 Hellenic Greece (Republic of) bonds
               3 1/2s, 2008                                           2,337,787
USD    260,000 Indonesia (Republic of) FRN 2.005s,
               2006                                                     243,100
USD    645,000 Indonesia (Republic of) FRN 2.005s,
               2005                                                     615,975
EUR    530,000 Italy (Government of) treasury bonds
               4 3/4s, 2006                                             686,423
NZD  7,610,000 New Zealand (Government of) bonds
               8s, 2006                                               5,385,834
NZD  8,036,000 New Zealand (Government of) bonds
               Ser. 709, 7s, 2009                                     5,644,242
USD    325,000 Panama (Government of) bonds 9 3/8s,
               2023                                                     347,750
USD  1,425,000 Peru (Republic of) bonds 8 3/4s,
               2033                                                   1,378,688
USD  1,915,000 Philippines (Republic of) notes
               8 1/4s, 2014                                           1,852,763
USD  6,212,500 Russia (Federation of) 144A unsub.
               stepped-coupon 5s  (7 1/2s,
               3/31/07), 2030 (STP)                                   6,057,188
USD  1,335,000 Russia (Ministry of Finance) deb.
               Ser. V, 3s, 2008                                       1,208,175
EUR    430,000 South Africa (Republic of) bonds
               5 1/4s, 2013                                             518,347
USD  3,985,000 South Africa (Republic of) notes
               7 3/8s, 2012                                           4,503,050
USD 43,075,000 Sweden (Government of) bonds 6 3/4s,
               2014                                                   6,767,077
SEK 37,600,000 Sweden (Government of) bonds Ser.
               3101, 4s, 2008                                         6,224,124
USD    548,806 Ukraine (Government of) sr. notes
               Ser. REGS, 11s, 2007                                     602,314
USD  1,025,000 Ukraine (Government of) 144A bonds
               7.65s, 2013                                            1,048,575
GBP  1,055,000 United Kingdom treasury bonds
               8 3/4s, 2017                                           2,647,149
GBP  1,100,000 United Kingdom treasury bonds 5s,
               2012                                                   2,018,238
GBP  2,800,000 United Kingdom treasury bonds 5s,
               2004                                                   5,114,398
GBP  9,625,000 United Kingdom treasury bonds
               7 1/2s, 2006                                          18,868,421
USD  1,855,000 United Mexican States bonds
               Ser. MTN, 8.3s, 2031                                   2,094,295
USD  2,370,000 United Mexican States notes 8 1/8s,
               2019                                                   2,665,065
USD    570,000 Venezuela (Republic of) bonds
               9 3/8s, 2034                                             505,305
USD    585,000 Venezuela (Republic of) bonds
               9 1/4s, 2027                                             515,970
USD  1,020,000 Venezuela (Republic of) unsub. bonds
               5 3/8s, 2010                                             818,550
USD    650,000 Venezuela (Republic of) 144A notes
               10 3/4s, 2013                                            672,750
                                                                 --------------
               Total Foreign government bonds and
               notes (cost $115,249,796)                           $131,291,133

Asset-backed securities (6.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $338,000 Aames Mortgage Trust FRN Ser. 03-1,
               Class M6, 4.1s, 2033                                    $321,655
               ABSC NIMS Trust 144A
       569,305 Ser. 03-HE5, Class A, 7s, 2033                           556,496
       362,982 Ser. 03-HE7, Class A, 7s, 2033                           356,630
               Ameriquest Mortgage Securities, Inc.
       145,000 FRB Ser. 03-10, Class MV6, 4.85s,
               2033                                                     120,350
       231,000 FRB Ser. 03-AR3, Class M5, 4.85s,
               2033                                                     242,153
       585,000 FRN Ser. 03-1, Class M4, 4.18s, 2033                     517,852
               Amortizing Residential Collateral
               Trust
    26,950,909 Ser. 02-BC1, Class A, Interest Only
               (IO), 6s, 2005                                           509,990
       541,000 FRN Ser. 02-BC5, Class B, 3.35s,
               2032                                                     528,320
       438,000 FRN Ser. 02-BC7, Class B3, 3.1s,
               2032                                                     395,774
       357,647 AQ Finance NIM Trust Ser. 03-N1,
               Class Note, 9.37s, 2033                                  357,871
               AQ Finance NIM Trust 144A
       838,371 Ser. 03-N2, Class NOTE, 9.3s, 2033                       844,659
       227,642 Ser. 03-N9A, Class NOTE, 7.385s,
               2033                                                     227,642
        37,605 Arc Net Interest Margin Trust Ser.
               02-5A, Class A, 7 3/4s, 2032                              37,363
               Arc Net Interest Margin Trust 144A
       109,551 Ser. 02-1A, Class A, 7 3/4s, 2032                        109,532
       211,429 Ser. 02-8A, Class A1, 7 3/4s, 2032                       209,687
       535,000 Arcap REIT, Inc. 144A Ser. 03-1A,
               Class E, 6.33s, 2038                                     555,313
       464,896 Argent NIM Trust 144A Ser. 03-N6,
               Class A, 6.4s, 2034                                      462,571
               Asset Backed Funding Certificates
       607,000 FRB Ser. 03-WF1, Class M3, 4.15s,
               2032                                                     620,396
       185,000 FRB Ser. 03-WF1, Class M4, 4.35s,
               2032                                                     172,505
         6,824 Asset Backed Funding Corp. NIM Trust
               Ser. 02-WF1,  Class Note, 9.32s,
               2032                                                       6,824
       146,852 Asset Backed Funding Corp. NIM Trust
               144A Ser. 03-WF1, Class N1, 8.35s,
               2032                                                     146,852
               Asset Backed Securities Corp. Home
               Equity Loan Trust
       350,000 FRB Ser. 02-HE3, Class M4, 4.1s,
               2032                                                     319,998
     1,125,000 FRN Ser. 03-HE2, Class M4, 4.94s,
               2033                                                   1,190,790
       546,000 FRN Ser. 03-HE3, Class M5, 5.1s,
               2033                                                     549,303
               Asset Backed Securities Corp. Home
               Equity Loan Trust
       460,470 Aviation Capital Group Trust 144A
               FRB Ser. 03-2A, Class G1,  1.8s,
               2033                                                     460,470
     2,571,000 Bank One Issuance Trust FRN Ser.
               02-C1, Class C1, 2.05s, 2009                           2,555,634
               Bayview Financial Acquisition Trust
     1,042,495 Ser. 02-CA, Class A, IO, 5.7s, 2004                       30,786
    38,530,613 Ser. 03-X, Class A, IO, 1.36s, 2006                      629,516
       871,355 FRN Ser. 01-DA, Class M3, 2 1/2s,
               2031                                                     874,078
       449,996 CDC Mortgage Capital Trust FRB Ser.
               03-HE2, Class B3, 4.85s, 2033                            408,371
               Chase Funding Net Interest Margin
               144A
       101,257 Ser. 03-1A, 8 3/4s, 2004                                 101,257
       320,525 Ser. 03-2A, Class NOTE, 8 3/4s, 2035                     321,326
       706,933 Ser. 03-4A, Class NOTE, 6 3/4s, 2036                     710,468
       277,000 Citigroup Mortgage Loan Trust, Inc.
               FRB Ser. 03-HE3, Class M4,  4.1s,
               2034                                                     259,604
               Conseco Finance Securitizations Corp.
       346,000 Ser. 00-2, Class A4, 8.48s, 2021                         357,660
     6,061,000 Ser. 00-4, Class A6, 8.31s, 2032                       4,936,504
     1,535,000 Ser. 00-6, Class M2, 8.2s, 2032                          230,250
        32,000 Ser. 01-04, Class A4, 7.36s, 2019                         29,817
        18,000 Ser. 01-3, Class A3, 5.79s, 2024                          18,009
       692,000 Ser. 01-3, Class A4, 6.91s, 2033                         627,452
       400,000 Ser. 01-3, Class M2, 7.44s, 2033                          80,000
     1,436,000 Ser. 01-4, Class B1, 9.4s, 2010                          143,600
     3,821,138 Ser. 02-1, Class A, 6.681s, 2032                       3,888,137
     1,100,000 Consumer Credit Reference IDX
               Securities FRB Ser. 02-1A, Class
               A, 3.17s, 2007                                         1,118,414
       940,000 Countrywide Asset Backed
               Certificates FRB Ser. 03-5,  Class
               BV, 4.1s, 2033                                           889,034
       603,000 Crest, Ltd. 144A Ser. 03-2A, Class
               E2, 8s, 2038                                             556,456
       237,000 First Franklin Mortgage Loan Asset
               Backed Certificates Ser.
               03-FF3, 4.1s, 2033                                       222,015
       571,093 First Franklin NIM Trust 144A Ser.
               03-FF3A, Class A, 6 3/4s, 2033                           568,875
       187,918 First Plus 144A Ser. 98-A, Class A,
               8 1/2s, 2023                                             242,777
       172,713 Fremont NIM Trust 144A Ser. 03-B,
               Class NOTE, 5.65s, 2033                                  172,281
               Green Tree Financial Corp.
       310,258 Ser. 95-F, Class B2, 7.1s, 2021                          275,936
       205,586 Ser. 99-3, Class A5, 6.16s, 2031                         208,413
     1,739,000 Ser. 99-5, Class A5, 7.86s, 2030                       1,496,604
               Greenpoint Manufactured Housing
     2,801,268 Ser. 00-3, Class IA, 8.45s, 2031                       2,411,932
        50,000 Ser. 99-5, Class A4, 7.59s, 2028                          50,908
               GSAMP Trust
        63,740 Ser. 02-HE2N, Class Note, 8 1/4s,
               2032                                                      63,957
       299,000 FRB Ser. 03-FM1, Class B3, 5.6s,
               2033                                                     274,741
       316,812 GSAMP Trust 144A Ser. 03-HE1N, Class
               NOTE, 7 1/4s, 2033                                       316,875
               Home Equity Asset Trust
        51,373 Ser. 02-1N, Class A, 8s, 2032                             51,116
       216,000 FRB Ser. 03-8, Class B3, 5.65s, 2034                     222,294
               Home Equity Asset Trust 144A
       672,930 Ser. 02-5N, Class A, 8s, 2033                            664,519
       321,804 Ser. 03-4N, Class A, 8s, 2033                            318,586
     1,755,000 LNR CDO, Ltd. FRB Ser. 02-1A, Class
               FFL, 3.85s, 2037 (Cayman Islands)                      1,666,197
     1,070,000 LNR CDO, Ltd. 144A FRB Ser. 03-1A,
               Class EFL, 4.1s, 2036 (Cayman
               Islands)                                               1,071,605
       574,757 Long Beach Asset Holdings Corp. 144A
               Ser. 2003-2, Class N1,  7.627s, 2033                     578,349
       305,711 Long Beach Asset Holdings Corp. NIM
               Trust 144A Ser. 03-4, Class
               N1, 6.535s, 2033                                         305,616
       588,000 Long Beach Mortgage Loan Trust FRB
               Ser. 03-3, Class M4, 4.641s, 2033                        485,100
     1,457,253 Madison Avenue Manufactured Housing
               Contract FRB Ser. 02-A,  Class B1,
               4.35s, 2032                                              947,214
               Master Asset Backed Securities Trust
       191,000 FRB Ser. 03-NC1, Class M6, 5.1s,
               2033                                                     191,000
       736,000 FRN Ser. 03-OPT2, Class M5, 4.85s,
               2033                                                     730,480
       287,000 Master Asset Backed Securities Trust
               FRB Ser. 03-OPT1, Class MV5,  4.6s,
               2032                                                     282,336
               Merrill Lynch Mortgage Investors, Inc.
       348,902 Ser. 03-WM3N, Class N1, 8s, 2005                         345,624
       957,000 FRB Ser. 03-WMC1, Class B2, 4.1s,
               2033                                                     916,926
       272,679 Mid-State Trust Ser. 11, Class B,
               8.221s, 2038                                             259,301
       509,000 MNIMS 144A 4.458s, 2034                                  509,000
               Morgan Stanley ABS Capital I
       495,000 FRB Ser. 02-NC6, Class B2, 4.85s,
               2032                                                     457,875
       560,000 FRN Ser. 03-NC6, Class B3, 4.85s,
               2033                                                     512,960
       217,854 Morgan Stanley ABS Capital I 144A
               Ser. 03-NC9N, Class NOTE,  7.6s,
               2033                                                     218,194
               Morgan Stanley Dean Witter Capital I
       545,000 FRN Ser. 01-NC3, Class B1, 3.55s,
               2031                                                     524,925
       499,000 FRN Ser. 01-NC4, Class B1, 3.6s,
               2032                                                     479,008
       890,000 FRN Ser. 02-AM2, Class B1, 3.35s,
               2032                                                     830,255
       494,000 FRN Ser. 02-HE1, Class B1, 2.9s,
               2032                                                     488,867
       560,000 New Century Home Equity Loan Trust
               FRN Ser. 03-2, Class M4,  4.7s, 2033                     490,000
       320,924 New Century Mortgage Corp. NIM Trust
               144A Ser. 03-B,  Class NOTE, 6 1/2s,
               2033                                                     321,727
        28,438 NovaStar Caps Trust Ser. 02-C1,
               Class A, 7.15s, 2031                                      28,438
       524,000 Option One Mortgage Loan Trust FRB
               Ser. 03-6, Class M6, 4.6s, 2033                          471,600
               Option One Mortgage Securities Corp.
               144A
        16,895 Ser. 02-1, Class CTFS, 6 3/4s, 2032                       16,823
       202,482 Ser. 03-5, Class Note, 6.9s, 2033                        202,482
       214,312 Option One Mortgage Securities Corp.
               NIM Trust 144A Ser. 2003-2B, Class
               N1, 7.63s, 2033 (Cayman Islands)                         215,652
     1,022,147 Pass-Through Amortizing Credit Card
               Trust Ser. 02-1A, Class A4FL, 6.6s,
               2012                                                   1,025,978
     1,848,000 PGMT Ser. 02, Class B, zero %, 2006                    1,530,606
     5,079,918 Residential Asset Mortgage Products,
               Inc. Ser. 03-RZ1, Class A,
               IO, 5 3/4s, 2005                                         288,127
       516,876 Rural Housing Trust Ser. 87-1, Class
               D, 6.33s, 2026                                           541,266
       169,218 SAIL Net Interest Margin Notes Ser.
               03-4, Class A, 7 1/2s, 2033 (Cayman
               Islands)                                                 169,032
               SAIL Net Interest Margin Notes 144A
       932,794 Ser. 03-10A, Class A, 7 1/2s, 2033                       932,743
       367,378 Ser. 03-12A, Class A, 7.35s, 2033                        367,267
       246,177 Ser. 03-6A, Class A, 7s, 2033                            244,347
       493,346 Ser. 03-7A, Class A, 7s, 2033                            489,686
       146,386 Ser. 03-8A, Class A, 7s, 2033                            145,649
       748,040 Ser. 03-BC2A, Class A, 7 3/4s, 2033                      745,866
       124,247 Sasco Arc Net Interest Margin Notes
               Ser. 02-BC10, Class A,  7 3/4s, 2033                     123,118
               Sasco Arc Net Interest Margin Notes
               144A
       448,013 Ser. 03-3, Class A, 7 3/4s, 2033                         445,764
       864,673 Ser. 03-5, Class A, 7.35s, 2033
               (Cayman Islands)                                         864,420
       731,607 Ser. 03-AM1, Class A, 7 3/4s, 2033                       728,041
       384,662 Sasco Arc Net Interest Margin Trust
               144A Ser. 03-BC1,  Class B, zero %,
               2033                                                     275,454
       369,000 Saxon Asset Securities Trust FRB
               Ser. 03-3, Class M6, 5.1s, 2033                          319,646
       398,736 Saxon Net Interest Margin Trust 144A
               Ser. 03-A, Class A, 6.656s, 2033                         400,730
       600,330 SHARP Ser. 03-NC1N, Class N, 7 1/4s,
               2033                                                     600,888
               SHARP 144A
       291,464 Ser. 03-HS1N, Class N, 7.48s, 2033                       292,739
       164,156 Ser. 03-TC1N, 7 3/4s, 2033                               164,156
       200,000 South Coast Funding FRB Ser. 3A,
               Class A2, 2.37s, 2038                                    200,000
       340,000 Specialty Underwriting & Residential
               Finance FRB Ser. 03-BC4, Class B3,
               4.1s, 2034                                               329,216
               Structured Asset Investment Loan
               Trust
     1,332,000 Ser. 03-BC1, Class M3, 4.1s, 2033                      1,374,458
       787,869 Ser. 03-BC1A, Class A, 7 3/4s, 2033                      784,040
    12,744,025 Ser. 03-BC2, Class A, IO, 6s, 2005                       575,063
       193,000 Ser. 03-BC2, Class B, 7s, 2033                           183,840
     4,033,000 Ser. 03-BC8, Class A, IO, 6s, 2005                       233,857
    20,615,000 Ser. 04-1, Class A, IO, 6s, 2005                       1,427,300
       741,000 FRB Ser. 03-BC10, Class B, 4.1s,
               2033                                                     736,137
       570,000 FRB Ser. 03-BC13, Class M6, 4.141s,
               2033                                                     564,834
       226,000 FRN Ser. 03-BC8, Class B, 4.1s, 2033                     226,000
       514,000 FRN Ser. 2003-BC3, Class B, 4.6s,
               2033                                                     520,023
       552,000 Structured Asset Securities Corp.
               FRN Ser. 02-HF2, Class M3,  3.1s,
               2032                                                     510,600
       544,000 TIAA Commercial Real Estate
               Securitization Ser. 02-1A, Class
               IV, 6.84s, 2037                                          428,571
       650,000 TIAA Commercial Real Estate
               Securitization 144A Ser. 03-1A,
                Class E, 8s, 2038                                       593,328
     4,075,000 Washington Mutual Ser. 03-S1, Class
               A11, IO, 5 1/2s, 2033                                    337,461
     1,263,000 Whole Auto Loan Trust 144A Ser.
               03-1, Class D, 6s, 2010                                1,258,264
                                                                 --------------
               Total Asset-backed securities (cost $74,274,551)     $70,675,267

Collateralized mortgage obligations (5.7%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $6,256,858 Commercial Mortgage Acceptance Corp.
               Ser. 97-ML1, IO, 0.94s, 2017                            $167,175
     1,858,000 Criimi Mae Commercial Mortgage Trust
               Ser. 98-C1, Class A2, 7s, 2011                         2,093,153
     2,814,000 Criimi Mae Commercial Mortgage Trust
               144A Ser. 98-C1,  Class B, 7s, 2033                    2,913,960
    60,177,230 Deutsche Mortgage & Asset Receiving
               Corp. Ser. 98-C1, Class X,
               IO, 1.17s, 2023                                        1,910,095
       324,373 Entertainment Properties Trust 144A
               Ser. 03-EPR, Class A1,  4.239s, 2018                     324,780
               Fannie Mae
       255,837 Ser. 98-51, Class SG, IO, 25.92s,
               2022                                                     102,099
     1,326,890 Ser. 02-36, Class SJ, 17 3/8s, 2029                    1,475,375
         1,706 Ser. 92-15, Class L, IO, 10.37s,
               2022                                                      22,027
       878,072 Ser. 03-W3, Class 1A3, 7 1/2s, 2042                      960,974
        14,206 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                       15,547
         1,957 Ser. 02-W1, Class 2A, 7 1/2s, 2042                         2,142
         6,036 Ser. 02-14, Class A2, 7 1/2s, 2042                         6,606
     1,051,569 Ser. 01-T10, Class A2, 7 1/2s, 2041                    1,150,851
         3,202 Ser. 02-T4, Class A3, 7 1/2s, 2041                         3,504
        11,671 Ser. 01-T8, Class A1, 7 1/2s, 2041                        12,773
     4,071,945 Ser. 01-T7, Class A1, 7 1/2s, 2041                     4,456,389
       595,763 Ser. 01-T3, Class A1, 7 1/2s, 2040                       652,011
     1,811,457 Ser. 01-T1, Class A1, 7 1/2s, 2040                     1,982,483
       726,552 Ser. 99-T2, Class A1, 7 1/2s, 2039                       795,148
       388,676 Ser. 00-T6, Class A1, 7 1/2s, 2030                       425,372
     1,787,029 Ser. 01-T4, Class A1, 7 1/2s, 2028                     1,955,748
         3,864 Ser. 02-W3, Class A5, 7 1/2s, 2028                         4,229
     2,874,925 Ser. 02-36, Class QH, IO, 6.95s,
               2029                                                     183,650
       449,514 Ser. 02-29, Class SL, IO, 6.95s,
               2029                                                       6,041
     1,608,344 Ser. 03-7, Class SM, IO, 6.65s, 2023                      44,481
     5,597,281 Ser. 03-49, Class TS, IO, 6.6s, 2018                     736,392
     2,374,158 Ser. 03-14, Class KS, IO, 6 1/2s,
               2017                                                     200,691
     1,256,885 Ser. 03-23, Class SC, IO, 6.45s,
               2033                                                      91,124
     4,695,200 Ser. 03-41, Class SP, IO, 6.1s, 2015                     378,551
     1,983,792 Ser. 03-58, Class ID, IO, 6s, 2033                       375,681
     2,462,219 Ser. 03-26, Class IG, IO, 6s, 2033                       392,801
     1,570,100 Ser. 322, Class 2, IO, 6s, 2032                          278,693
    15,652,990 Ser. 03-34, IO, 6s, 2032                               1,457,685
     2,033,030 Ser. 318, Class 2, IO, 6s, 2032                          362,134
       784,590 Ser. 01-74, Class MI, IO, 6s, 2015                        41,681
    13,370,496 Ser. 03-34, Class ES, IO, 5.9s, 2033                   1,220,058
     5,348,115 Ser. 03-34, Class SG, IO, 5.9s, 2033                     497,208
     2,350,168 Ser. 343, Class 14, IO, 5 1/2s, 2033                     495,004
     2,450,713 Ser. 343, Class 15, IO, 5 1/2s, 2033                     518,479
     1,122,774 Ser. 343, Class 17, IO, 5 1/2s, 2033                     242,449
     3,614,609 Ser. 338, Class 2, 5 1/2s, 2033                          860,164
     3,703,980 Ser. 329, Class 2, IO, 5 1/2s, 2033                      822,980
     3,386,247 Ser. 03-45, Class PI, IO, 5 1/2s,
               2029                                                     423,281
     4,555,724 Ser. 03-37, Class IC, IO, 5 1/2s,
               2027                                                     497,576
     4,384,748 Ser. 343, Class 5, IO, 5s, 2033                          984,513
     4,900,376 Ser. 343, Class 9, IO, 5s, 2033                        1,149,291
     7,468,889 Ser. 03-23, Class AI, IO, 5s, 2017                       823,912
     2,663,700 Ser. 03-24, Class IC, IO, 5s, 2015                       481,938
               Fannie Mae
    15,012,278 Ser. 03-W10, Class 1A, IO, 2.14s,
               2043                                                     527,775
    17,795,671 Ser. 03-W10, Class 3A, IO, 2.14s,
               2043                                                     639,532
    16,336,955 Ser. 00-T6, IO, 0.74s, 2030                              354,818
       164,646 Ser. 02-97, Principal Only (PO),
               zero %, 2033                                             155,590
       320,737 Ser. 99-51, Class N, PO, zero %,
               2029                                                     279,543
       219,984 Ser. 99-52, Class MO, PO, zero %,
               2026                                                     215,404
        23,375 Ser. 96-5, Class PB, PO, zero %,
               2024                                                      22,944
        18,475 Federal Home Loan Mortgage Corp.
               Structured Pass-Through
               Securities Ser. T-58, Class 4A,
               7 1/2s, 2043                                              20,219
    20,991,447 FFCA Secured Lending Corp. Ser.
               00-1, Class X, IO, 1.63s, 2020                         1,445,416
               Freddie Mac
     1,844,800 Ser. 2412, Class GS, FRN, 18.08s,
               2032                                                   2,135,933
       588,252 Ser. 2478, Class SY, IO, 7.05s, 2021                      29,596
       407,663 Ser. 2448, Class SE, IO, 7s, 2029                          4,331
     3,799,300 Ser. 2448, Class SM, IO, 6.9s, 2032                      383,492
     3,901,989 Ser. 2579, Class GS, IO, 6.55s, 2017                     338,869
     6,624,313 Ser. 216, IO, 6s, 2032                                 1,163,395
     2,008,400 Ser. 2515, Class IG, IO, 5 1/2s,
               2032                                                     630,249
     1,033,400 Ser. 2590, Class IH, IO, 5 1/2s,
               2028                                                     268,361
     2,619,000 Ser. 2596, Class IQ, IO, 5 1/2s,
               2026                                                     300,328
       770,123 Ser. 215, Class PO, PO, zero %, 2031                     703,941
       672,848 Ser. 2235, PO, zero %, 2030                              585,169
               5 Ser. 2078, C5
               Government National Mortgage
               Association
       176,417 Ser. 02-36, Class SD, IO, 7.05s,
               2029                                                       2,095
       978,347 Ser. 02-51, Class SA, IO, 7s, 2032                        33,659
       863,215 Ser. 02-29, Class SX, IO, 6.95s,
               2029                                                      10,652
     2,009,407 Ser. 01-43, Class SJ, IO, 6 1/2s,
               2029                                                      76,920
        65,136 Ser. 02-40, Class IB, IO, 6 1/2s,
               2028                                                         723
     3,843,713 Ser. 01-19, Class S, IO, 6.4s, 2031                      360,348
     6,776,669 Ser. 03-83, Class SI, IO, 5.4s, 2032                     554,840
     3,482,043 Ser. 02-47, Class SM, IO, 4.87s,
               2032                                                     191,164
     2,474,823 Ser. 02-63, Class ST, IO, 4.53s,
               2024                                                      43,309
       333,065 Ser. 98-2, Class EA, PO, zero %,
               2028                                                     292,213
               Granite Mortgages PLC
     1,505,000 Ser. 03-2, Class 3C, 5.578s, 2043                      2,775,835
     2,005,000 FRB Ser. 03-2, Class 2C1, 5.2s, 2043                   2,523,533
       300,000 GS Mortgage Securities Corp. II 144A
               FRB Ser. 03-FL6A, Class L,  4.34s,
               2015                                                     300,094
     1,870,697 Hermione (European Loan Conduit No.
               14) 144A FRB Class A,  4.324s, 2011
               (Ireland)                                              3,399,935
    10,820,333 Merrill Lynch Mortgage Investors,
               Inc. Ser. 96-C2, IO, 2.51s, 2028                         773,185
     8,987,060 Mortgage Capital Funding, Inc. Ser.
               97-MC2, Class X, IO, 1.54s, 2012                         310,225
               Starwood Asset Receivables Trust
               144A
       270,000 FRB Ser. 03-1A, Class F, 2.2s, 2022                      270,675
       340,000 FRB Ser. 03-1A, Class E, 2.15s, 2022                     340,850
       271,000 Trizechahn Office Properties Trust
               144A Ser. 01-TZHA, Class D3, 6.943s,
               2013                                                     290,955
                                                                 --------------
               Total Collateralized mortgage
               obligations (cost $61,312,362)                       $57,755,019

Preferred stocks (1.1%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
        35,609 Avecia Group PLC $4.00 pfd.
               (acquired 12/3/03, cost $467,368)
               (United Kingdom) (RES) (PIK)                            $605,353
        28,919 CSC Holdings, Inc. Ser. M, $11.125
               cum. pfd.                                              3,050,955
        15,119 Doane Pet Care Co. $7.125 pfd.                           755,950
         1,577 Dobson Communications Corp. 13.00%
               pfd. (PIK)                                             1,679,505
           540 First Republic Capital Corp. 144A
               10.50% pfd.                                              556,200
        17,777 iStar Financial, Inc. $1.95 cum.
               pfd.                                                     466,092
        25,668 Lodgian, Inc. Ser. A, $7.06 cum.
               pfd. (PIK)                                               571,113
            79 Metrocall Holdings, Inc. Ser. A,
               15.00% cum. pfd.                                             905
         5,003 Microcell Telecommunications, Inc.
               zero % pfd. (Canada)                                      86,875
         1,861 North Atlantic Trading Co. 12.00%
               pfd. (PIK)                                                33,498
           124 Paxson Communications Corp. 13.25%
               cum. pfd. (PIK)                                        1,221,400
            19 PTV, Inc. Ser. A, $5.00 cum. pfd.                             67
           277 Rural Cellular Corp. Ser. B, 11.375%
               cum. pfd.                                                265,920
         1,791 Rural Cellular Corp. 12.25% pfd.
               (PIK)                                                  1,486,530
                                                                 --------------
               Total Preferred stocks (cost $10,552,067)            $10,780,363

Common stocks (0.9%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         2,767 AboveNet, Inc. (NON)                                    $141,809
         3,074 Alderwoods Group, Inc. (NON)                              30,740
               1,005,000 AMRESCO Creditor Trust (acquired
               6/17/99, cost $174,438) (RES) (NON) (R)                   10,050
            14 Arch Wireless, Inc. Class A (NON)                            311
         2,452 Archibald Candy Corp. (NON)                                  123
        19,924 Aurora Foods, Inc. (NON)                                     141
         1,522 Birch Telecom, Inc. (NON)                                     15
           643 Comdisco Holding Co., Inc. (NON)                          32,150
     3,390,037 Contifinancial Corp. Liquidating
               Trust Units                                               33,900
        21,241 Covad Communications Group, Inc.
               (NON)                                                     74,556
           871 Crown Castle International Corp.
               (NON)                                                     10,800
         1,529 Genesis HealthCare Corp. (NON)                            33,026
        64,253 Globix Corp. (NON)                                       253,799
           282 Knology, Inc. (NON)                                        3,017
           147 Leucadia National Corp.                                    7,231
        27,093 Lodgian, Inc. (NON)                                      194,799
       160,000 Loewen Group International, Inc.
               (NON)                                                         16
        33,775 Magellan Health Services, Inc. (NON)                     927,799
         2,359 Mariner Health Care, Inc. (NON)                           50,129
         1,971 Mediq, Inc. (NON)                                          7,923
            41 Microcell Telecommunications, Inc.
               Class A (Canada) (NON)                                       737
         4,973 Microcell Telecommunications, Inc.
               Class B (Canada) (NON)                                    91,961
        49,941 Millennium Chemicals, Inc. (NON)                         632,752
     1,250,000 Morrison Knudsen Corp. (NON)                             187,500
         3,058 NeighborCare, Inc. (NON)                                  69,447
        39,407 Pioneer Cos., Inc. (NON)                                 283,730
         2,502 PSF Group Holdings, Inc. 144A Class
               A (NON)                                                3,753,720
        74,020 Regal Entertainment Group (NON)                        1,492,983
           368 Sterling Chemicals, Inc. (NON)                             9,752
         1,195 Sun Healthcare Group, Inc. (NON)                          17,041
     1,292,251 VFB LLC (acquired various dates from
               6/22/99 to 10/27/00, cost $955,585)
               (RES) (NON)                                              174,454
         3,675 Washington Group International, Inc.
               (NON)                                                    136,637
         7,299 Wheeling-Pittsburgh Steel Corp.
               (NON)                                                    151,162
                                                                 --------------
               Total Common stocks (cost $25,566,801)                $8,814,210

Brady bonds (0.4%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $2,590,000 Argentina (Government of) FRB
               Ser. L-GL, 2.063s, 2023                               $1,269,100
     2,045,000 Argentina (Republic of) govt.
               guaranty Ser. L-GP, 6s, 2023 (In
               default) (NON)                                           984,259
     1,610,000 Brazil (Federal Republic of) govt.
               guaranty FRB Ser. RG,  2.063s, 2012                    1,420,825
       719,100 Peru (Republic of) bonds Ser. PDI,
               5s, 2017                                                 652,583
                                                                 --------------
               Total Brady bonds (cost $3,654,753)                   $4,326,767

Convertible preferred stocks (0.3%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
        12,672 Crown Castle International Corp.
               $3.125 cv. pfd.                                         $600,336
         7,495 Omnicare, Inc. zero % cv. pfd.                           496,544
            85 Paxson Communications Corp. 144A
               9.75% cv. pfd. (PIK)                                     688,500
         8,622 Pegasus Communications Corp. Ser. C,
               6.50% cum. cv. pfd.                                      603,540
         9,530 Williams Cos., Inc. (The) 144A $2.75
               cv. pfd.                                                 639,701
                                                                 --------------
               Total Convertible preferred stocks
               (cost $2,690,447)                                     $3,028,621

Convertible bonds and notes (0.3%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $155,000 AES Corp. (The) cv. sub. notes
               4 1/2s, 2005                                            $151,125
       725,000 Amkor Technologies, Inc. cv. notes
               5 3/4s, 2006                                             727,719
       325,000 CenterPoint Energy, Inc. 144A cv.
               sr. notes 3 3/4s, 2023                                   357,094
     3,080,000 Cybernet Internet Services
               International, Inc. 144A cv. sr.
               disc. notes stepped-coupon zero %
               (13s, 8/15/04) 2009 (Denmark) (In
               default) (NON) (STP)                                          31
     1,075,000 Nextel Communications, Inc. cv. sr.
               notes 6s, 2011                                         1,268,500
        55,000 Tower Automotive, Inc. cv. sub.
               notes 5s, 2004                                            55,069
                                                                 --------------
               Total Convertible bonds and notes
               (cost $4,856,582)                                     $2,559,538

Units (0.2%) (a)
Number of units                                                           Value
-------------------------------------------------------------------------------
         1,654 HMP Equity Holdings Corp. units zero %,
               2008                                                  $1,281,808
           305 Tom Brown Inc. unit 7 1/4s, 2013                         324,063
           951 XCL Equity Units zero % (NON)                            422,079
                                                                 --------------
               Total Units (cost $3,285,450)                         $2,027,950

Warrants (--%) (a) (NON)                            Expiration
Number of warrants                                    date                Value
-------------------------------------------------------------------------------
         1,178 AboveNet, Inc.                        9/8/10             $38,224
         1,001 AboveNet, Inc.                        9/8/08              35,636
         1,420 Dayton Superior Corp. 144A            6/15/09                  1
             4 D                                     12/31/12                 1
           694 MDP Acquisitions PLC 144A (Ireland)   10/1/13             34,700
         3,079 Microcell Telecommunications
               (Canada)                              5/1/08              14,929
         1,847 Microcell Telecommunications
               (Canada)                              5/1/05               8,192
           550 Mikohn Gaming Corp. 144A              8/15/08                413
           560 ONO Finance PLC 144A (United
               Kingdom)                              2/15/11                  1
           570 Pliant Corp. 144A                     6/1/10                   6
           682 Solutia, Inc. 144A                    7/15/09                  7
           690 Travel Centers of America, Inc. 144A  5/1/09               3,450
         2,310 Ubiquitel, Inc. 144A                  4/15/10                  1
         2,269 Washington Group International, Inc.
               Ser. A                                1/25/06             24,278
         2,593 Washington Group International, Inc.
               Ser. B                                1/25/06             22,948
         1,401 Washington Group International, Inc.
               Ser. C                                1/25/06             10,508
           800 XM Satellite Radio Holdings, Inc.
               144A                                  3/15/10             44,000
                                                                 --------------
               Total Warrants (cost $914,865)                          $237,295

Short-term investments (6.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $32,649,000 Interest in $404,000,000 joint
               tri-party repurchase agreement
               dated January 30, 2004 with Bank of
               America Securities, LLC due February
               2, 2004 with respect to various U.S.
               Government obligations -- maturity
               value of $32,651,830 for an
               effective yield of 1.04%                             $32,649,000
    33,000,000 Interest in $403,000,000 joint
               tri-party repurchase agreement
               dated January 30, 2004 with Goldman
               Sachs & Co. due February 2,
               2004 with respect to various U.S.
               Government obligations -- maturity
               value of $33,002,860 for an
               effective yield of 1.04%.                             33,000,000
     1,998,980 Short-term investments held as
               collateral for loaned
               securities with yields ranging from
               1.00% to 1.05% and due February 2,
               2004 (d)                                               1,998,864
     3,092,000 U.S. Treasury Bill zero %, February
               5, 2004 (SEG)                                          3,091,680
                                                                 --------------
               Total Short-term investments (cost $70,739,544)      $70,739,544
-------------------------------------------------------------------------------
               Total Investments (cost $1,048,414,140)           $1,066,761,449
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,019,165,926.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2004 was $21,931,633 or 2.2% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2004.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates shown at January 31, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at January 31, 2004: (as a percentage of Market Value)

                Austria                               0.7%
                Bermuda                               0.7
                Canada                                1.5
                Cayman Islands                        0.5
                Colombia                              0.5
                Denmark                               0.6
                France                                1.7
                Germany                               0.8
                Ireland                               0.6
                Luxembourg                            0.5
                Mexico                                0.6
                New Zealand                           1.0
                Russia                                0.9
                Sweden                                1.7
                United Kingdom                        3.6
                United States                        75.0
                Other                                 9.1
                                                 --------
                Total                               100.0%

Forward currency contracts to buy at January 31, 2004 (Unaudited)
(aggregate face value $76,500,873)

                                                                                          Unrealized
                                                        Aggregate          Delivery      appreciation/
                                        Value          face value            date       (depreciation)
------------------------------------------------------------------------------------------------------
Australian Dollar                   $25,427,148       $24,054,120           3/17/04        $1,373,028
British Pound                         4,155,334         3,863,768           3/17/04           291,566
Canadian Dollar                       2,414,121         2,439,939           3/17/04           (25,818)
Euro                                  3,055,402         3,078,509           3/17/04           (23,107)
Japanese Yen                         39,566,607        38,570,342           3/17/04           996,265
Swiss Franc                             651,485           636,645           3/17/04            14,840
Taiwan Dollar                         3,857,550         3,857,550           6/16/04                --
------------------------------------------------------------------------------------------------------
                                                                                           $2,626,774
------------------------------------------------------------------------------------------------------

Forward currency contracts to sell at January 31, 2004 (Unaudited)
(aggregate face value $86,519,809)

                                                                                          Unrealized
                                                        Aggregate          Delivery      appreciation/
                                        Value          face value            date       (depreciation)
------------------------------------------------------------------------------------------------------
British Pound                       $11,801,750       $11,133,660           3/17/04         $(668,090)
Canadian Dollar                       3,732,061         3,763,919           3/17/04            31,858
Danish Krone                          4,039,123         3,925,857           3/17/04          (113,266)
Euro                                 45,100,596        43,824,630           3/17/04        (1,275,966)
Japanese Yen                          1,912,512         1,889,265           3/17/04           (23,247)
New Zealand Dollar                   10,555,532        10,165,376           3/17/04          (390,156)
Swedish Krona                        12,052,846        11,817,102           3/17/04          (235,744)
------------------------------------------------------------------------------------------------------
                                                                                          $(2,674,611)
------------------------------------------------------------------------------------------------------

Futures contracts outstanding at January 31, 2004 (Unaudited)

                                                                                          Unrealized
                                                        Aggregate         Expiration     appreciation/
                                        Value          face value            date       (depreciation)
------------------------------------------------------------------------------------------------------
Euro Bobl 5 yr (Long)               $21,545,024       $21,164,150            Mar-04          $380,874
Euro Bund 10 yr (Long)               65,050,032        64,020,547            Mar-04         1,029,485
Interest Rate Swap
10 yr (Long)                          2,555,875         2,510,332            Mar-04            45,543
Japanese Government Bond
10 yr-TSE (Long)                      7,884,143         7,790,613            Mar-04            93,530
Japanese Government
Bond-Mini 10 yr (Long)               10,379,295        10,297,893            Mar-04            81,402
Long Gilt 10 yr (Long)               24,145,962        23,708,752            Mar-04           437,210
U.S. Long Treasury Bond
20 yr (Long)                         50,438,719        49,547,079            Mar-04           891,640
U.S. Treasury Note
10 yr (Short)                        25,977,188        25,613,122            Mar-04          (364,066)
U.S. Treasury Note
5 yr (Short)                        176,130,500       176,233,426            Mar-04           102,926
------------------------------------------------------------------------------------------------------
                                                                                           $2,698,544
------------------------------------------------------------------------------------------------------

Interest rate swap contracts outstanding at January 31, 2004 (Unaudited)

                                                                                          Unrealized
                                                         Notional       Termination      appreciation/
                                                          amount           date         (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A.
dated December 1, 2003 to pay semi-annually
the notional amount multiplied by 2.444% and
receive quarterly the notional amount
multiplied by the three month USD-LIBOR.               $8,912,000         12/5/05          $(80,527)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated
January 22, 2004 to pay semi-annually the
notional amount multiplied by 1.97375% and
receive quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.                      17,400,000         1/26/06            57,812
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated
January 22, 2004 to pay semi-annually the
notional amount multiplied by 4.35% and
receive quarterly the notional amount multiplied
by the three month USD-LIBOR-BBA.                       5,500,000         1/27/14            78,114
------------------------------------------------------------------------------------------------------
Agreement with Lehman Brothers Special
Financing, Inc. dated December 9, 2003 to
receive semi-annually the notional amount
multiplied by 4.641% and pay quarterly the
notional amount multiplied by three month
USD-LIBOR-BBA.                                         12,964,000        12/15/13           197,777
------------------------------------------------------------------------------------------------------
Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 1.955% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         17,400,000         1/26/06            66,383
------------------------------------------------------------------------------------------------------
Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 4.3375% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                          5,500,000         1/26/14            82,413
------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch Capital Services,
Inc. dated November 17, 2000 to pay semi-
annually the notional amount multiplied by the
three month USD-LIBOR-BBA and receive
the notional amount multiplied by 6.68%.                9,000,000        11/21/05           740,250
------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch Capital
Services, Inc. dated September 27, 2002 to
receive semi-annually the notional amount
multiplied by the six month JPY-LIBOR-BBA
and pay monthly the notional amount
multiplied by 0.399%.                           JPY 3,417,000,000         10/1/07          $(36,966)
------------------------------------------------------------------------------------------------------
Agreement with UBS, AG dated
November 18, 2003 to receive annually the
notional amount multiplied by 3.36% and pay
semi-annually the notional amount multiplied
by the six month EUR-EURIBOR-Telerate.             EUR 41,945,000         8/20/06           247,475
------------------------------------------------------------------------------------------------------
                                                                                         $1,352,731
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
January 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value including $1,959,195 of
securities on loan (identified cost $1,048,414,140) (Note 1)   $1,066,761,449
-------------------------------------------------------------------------------
Cash                                                                2,319,537
-------------------------------------------------------------------------------
Foreign currency (cost $5,036,271) (Note 1)                         5,066,892
-------------------------------------------------------------------------------
Dividends, interest and other receivables                          15,963,008
-------------------------------------------------------------------------------
Receivable for securities sold                                      5,277,313
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                         1,470,224
-------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)             2,733,478
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)             446,550
-------------------------------------------------------------------------------
Total assets                                                    1,100,038,451

Liabilities
-------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                 806,978
-------------------------------------------------------------------------------
Distributions payable to shareholders                               5,588,311
-------------------------------------------------------------------------------
Payable for securities purchased                                   67,461,796
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        1,696,030
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            150,847
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 91,452
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            1,522
-------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                2,781,315
-------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                 84,633
-------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                              117,493
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                  1,998,864
-------------------------------------------------------------------------------
Other accrued expenses                                                 93,284
-------------------------------------------------------------------------------
Total liabilities                                                  80,872,525
-------------------------------------------------------------------------------
Net assets                                                     $1,019,165,926

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Note 1)                                       $1,206,682,449
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                       10,738,434
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                   (220,623,561)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                  22,368,604
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $1,019,165,926

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value per share ($1,019,165,926 divided by
141,198,870 shares)                                                     $7.22
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended January 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Interest                                                          $35,927,534
-------------------------------------------------------------------------------
Dividends                                                             784,228
-------------------------------------------------------------------------------
Securities lending                                                        531
-------------------------------------------------------------------------------
Total investment income                                            36,712,293

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    3,447,204
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                        442,239
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             15,644
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        6,653
-------------------------------------------------------------------------------
Other                                                                 197,880
-------------------------------------------------------------------------------
Total expenses                                                      4,109,620
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (18,841)
-------------------------------------------------------------------------------
Net expenses                                                        4,090,779
-------------------------------------------------------------------------------
Net investment income                                              32,621,514
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   16,686,689
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                        1,182,170
-------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                    (5,892,845)
-------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)         2,185,374
-------------------------------------------------------------------------------
Net realized gain on credit default contracts (Note 1)                 74,035
-------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                 (921,542)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts, swap contracts, TBA sale commitments and credit
default contracts during the period                                53,540,644
-------------------------------------------------------------------------------
Net gain on investments                                            66,854,525
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $99,476,039
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                  January 31          July 31
Increase in net assets                                  2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                            $32,621,514      $72,453,759
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                     14,235,423      (11,293,897)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign
currencies                                        52,619,102       85,392,998
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        99,476,039      146,552,860
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income                       (33,039,645)     (72,810,386)
-------------------------------------------------------------------------------
Increase from issuance of common shares in
connection with reinvestment of
distributions                                             --        1,338,341
-------------------------------------------------------------------------------
Total increase in net assets                      66,436,394       75,080,815

Net assets
-------------------------------------------------------------------------------
Beginning of period                              952,729,532      877,648,717
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $10,738,434 and
$11,156,565, respectively)                    $1,019,165,926     $952,729,532
-------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------
Shares outstanding at beginning of period        141,198,870      140,989,259
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                             --          209,611
-------------------------------------------------------------------------------
Shares outstanding at end of period              141,198,870      141,198,870
-------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

                                        Six months
                                           ended
                                        January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $6.75           $6.22           $6.68           $7.19           $7.62           $8.71
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .23             .51             .55             .61             .63             .64
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .47             .54            (.47)           (.50)           (.39)           (.99)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .70            1.05             .08             .11             .24            (.35)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.23)           (.52)           (.53)           (.51)           (.67)           (.62)
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                           --              --              --              --              --            (.12)
---------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                       --              --            (.01)           (.11)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.23)           (.52)           (.54)           (.62)           (.67)           (.74)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $7.22           $6.75           $6.22           $6.68           $7.19           $7.62
---------------------------------------------------------------------------------------------------------------------------------
Market price,
end of period                              $6.71           $6.31           $6.03           $6.29           $6.38           $7.19
---------------------------------------------------------------------------------------------------------------------------------
Total return at
market price (%)(b)                        10.25*          13.41            4.44            8.56           (1.51)          (7.24)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,019,166        $952,730        $877,649        $942,125      $1,013,487      $1,073,980
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .42*            .85             .86             .85             .83             .86
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   3.31*           7.91            8.39            8.87            8.48            8.05
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     43.13*          96.21 (d)      175.78 (d)      231.58          133.80          165.79
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
January 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Premier Income Trust (the "fund"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income which it intends to achieve by allocating its investments among the U.S. government sector, the high yield sector and the international sector of the fixed-income securities market. The fund invests in higher yielding, lower rated bonds that have a higher rate of default due to the nature of the investments.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. Securities market. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

I) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

J) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the fair value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under "Se cur ity valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

L) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.

The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2004, the value of securities loaned amounted to $1,959,195. The fund received cash collateral of $1,998,864 which is pooled with collateral of other Putnam funds into 9 issuers of high grade short-term investments.

M) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2003, the fund had a capital loss carryover of $234,718,499 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
--------------------------------
  $39,893,260    July 31, 2007
   44,857,570    July 31, 2008
   24,930,247    July 31, 2009
   44,917,486    July 31, 2010
   80,119,936    July 31, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2004 $2,541,873 of losses recognized during the period November 1, 2002 to July 31, 2003.

The aggregate identified cost on a tax basis is $1,052,218,052, resulting in gross unrealized appreciation and depreciation of $71,335,144 and $56,791,747 respectively, or net unrealized appreciation of $14,543,397.

N) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended January 31, 2004, the fund paid PFTC $442,239 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended January 31, 2004, the fund's expenses were reduced by $18,841 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,248 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2004, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $348,872,165 and $416,542,471, respectively. Purchases and sales of U.S. government securities aggregated $51,320,792 and $14,861,379, respectively.

Note 4
Regulatory matters and litigation

On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's policies and controls related to short-term trading.


Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Treasurer and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

William H. Woolverton
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS


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211466  073  3/04



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 1, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 1, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 1, 2004